FIDELITY(REGISTERED TRADEMARK)
EQUITY-INCOME
FUND

ANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   30  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  34  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  40  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          41

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Distributors Corporation.

Other third party marks appearing herein are the property of their
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All other marks appearing herein are registered or unregistered
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This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EQUITY-INCOME            2.27%        136.77%       293.78%

Russell 3000 Value                2.65%        156.26%       329.18%

S&P 500                           10.35%       225.05%       442.52%

Equity Income Funds Average       0.73%        115.64%       236.47%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of U.S. domiciled value oriented stocks - and the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EQUITY-INCOME            2.27%        18.81%        14.69%

Russell 3000 Value                2.65%        20.71%        15.68%

S&P 500                           10.35%       26.59%        18.42%

Equity Income Funds Average       0.73%        16.49%        12.79%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Equity-Income               Russell 3000 Value
             00023                       RS008
  1990/01/31      10000.00                    10000.00
  1990/02/28      10015.84                    10251.64
  1990/03/31      10022.68                    10371.65
  1990/04/30       9645.98                     9969.71
  1990/05/31      10267.14                    10775.49
  1990/06/30      10225.55                    10545.95
  1990/07/31      10079.59                    10433.94
  1990/08/31       9297.06                     9496.72
  1990/09/30       8624.36                     9019.73
  1990/10/31       8451.79                     8872.30
  1990/11/30       8981.83                     9483.77
  1990/12/31       9159.79                     9727.22
  1991/01/31       9606.19                    10184.20
  1991/02/28      10280.08                    10882.92
  1991/03/31      10429.67                    11074.56
  1991/04/30      10481.82                    11156.66
  1991/05/31      11029.38                    11578.60
  1991/06/30      10547.04                    11088.08
  1991/07/31      11110.02                    11540.69
  1991/08/31      11360.72                    11759.75
  1991/09/30      11305.17                    11679.94
  1991/10/31      11478.76                    11869.29
  1991/11/30      11024.77                    11268.48
  1991/12/31      11853.07                    12198.83
  1992/01/31      11970.20                    12283.03
  1992/02/29      12335.12                    12603.82
  1992/03/31      12168.83                    12424.38
  1992/04/30      12578.87                    12908.79
  1992/05/31      12701.87                    12992.61
  1992/06/30      12555.52                    12888.03
  1992/07/31      12868.26                    13384.83
  1992/08/31      12610.71                    12986.89
  1992/09/30      12712.29                    13171.86
  1992/10/31      12842.29                    13207.10
  1992/11/30      13264.79                    13671.14
  1992/12/31      13592.56                    14016.50
  1993/01/31      13995.52                    14451.39
  1993/02/28      14332.87                    14922.28
  1993/03/31      14804.28                    15372.22
  1993/04/30      14775.93                    15161.16
  1993/05/31      15040.55                    15479.85
  1993/06/30      15222.30                    15805.01
  1993/07/31      15455.75                    15990.17
  1993/08/31      15975.08                    16571.74
  1993/09/30      15952.15                    16631.74
  1993/10/31      16225.87                    16656.32
  1993/11/30      15966.56                    16305.05
  1993/12/31      16489.06                    16630.79
  1994/01/31      17146.87                    17256.55
  1994/02/28      16679.09                    16717.65
  1994/03/31      15953.81                    16083.51
  1994/04/30      16303.28                    16377.06
  1994/05/31      16510.93                    16545.07
  1994/06/30      16290.64                    16145.61
  1994/07/31      16749.25                    16626.41
  1994/08/31      17335.24                    17122.45
  1994/09/30      16931.17                    16594.41
  1994/10/31      17090.08                    16768.52
  1994/11/30      16387.81                    16091.13
  1994/12/31      16529.16                    16307.34
  1995/01/31      16631.46                    16747.94
  1995/02/28      17250.63                    17405.90
  1995/03/31      17684.60                    17757.73
  1995/04/30      18265.14                    18315.49
  1995/05/31      18862.11                    19049.07
  1995/06/30      19145.17                    19345.47
  1995/07/31      19824.00                    20022.10
  1995/08/31      19973.01                    20336.22
  1995/09/30      20592.58                    21027.89
  1995/10/31      20237.44                    20756.25
  1995/11/30      21202.98                    21785.47
  1995/12/31      21787.10                    22345.32
  1996/01/31      22487.87                    22988.80
  1996/02/29      22706.14                    23180.05
  1996/03/31      23131.29                    23582.56
  1996/04/30      23418.31                    23724.86
  1996/05/31      23711.18                    24050.59
  1996/06/30      23740.47                    24041.07
  1996/07/31      22932.81                    23093.19
  1996/08/31      23475.18                    23789.43
  1996/09/30      24330.90                    24703.41
  1996/10/31      25078.45                    25588.24
  1996/11/30      26638.81                    27394.47
  1996/12/31      26367.76                    27170.64
  1997/01/31      27377.41                    28393.78
  1997/02/28      27814.51                    28795.91
  1997/03/31      26959.23                    27787.01
  1997/04/30      27785.27                    28877.53
  1997/05/31      29637.63                    30558.66
  1997/06/30      30950.23                    31893.40
  1997/07/31      33183.88                    34187.76
  1997/08/31      31780.77                    33138.55
  1997/09/30      33527.96                    35161.41
  1997/10/31      32352.20                    34181.34
  1997/11/30      33439.46                    35578.71
  1997/12/31      34273.70                    36633.79
  1998/01/31      34136.37                    36101.16
  1998/02/28      36346.73                    38507.31
  1998/03/31      38178.49                    40785.51
  1998/04/30      38165.21                    41051.53
  1998/05/31      37680.59                    40362.10
  1998/06/30      38131.79                    40809.14
  1998/07/31      37251.83                    39867.98
  1998/08/31      31398.73                    33908.77
  1998/09/30      33199.96                    35852.24
  1998/10/31      35723.43                    38486.40
  1998/11/30      37336.57                    40219.03
  1998/12/31      38566.29                    41579.55
  1999/01/31      38503.81                    41811.12
  1999/02/28      38080.31                    41048.03
  1999/03/31      39491.81                    41811.10
  1999/04/30      42980.54                    45710.03
  1999/05/31      41765.84                    45340.92
  1999/06/30      43670.80                    46680.89
  1999/07/31      42416.58                    45332.10
  1999/08/31      41226.14                    43653.51
  1999/09/30      39837.36                    42175.42
  1999/10/31      41422.89                    44365.59
  1999/11/30      40925.19                    44057.10
  1999/12/31      41325.45                    44344.96
  2000/01/31      39378.18                    42917.85
IMATRL PRASUN   SHR__CHT 20000131 20000225 121431 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income Fund on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $39,378 - a 293.78% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $42,918 - a 329.18% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

* THE LIPPER EQUITY INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF JANUARY 31, 2000, THE ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE EQUITY INCOME FUNDS WERE 0.73%, 115.64%, AND 236.47%, RESPECTIVELY AND 0.73%, 16.49%, AND. 12.79%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Market followers know that every
year is interesting, but the 12 months
that ended January 31, 2000, were
more than interesting. They were
intriguing. Never has a particular
group of stocks led the market's
charge as technology stocks did
during this period. The
technology-oriented NASDAQ
Index returned a startling 57.68%
during this time, fueled mostly by
investors' insatiable appetites for
Internet and dot.com stocks. The
technology burst wasn't limited to
large-cap stocks, either, as scores of
small- and mid-sized tech companies
performed extraordinarily well. The
Russell 2000(Registered trademark) Index - a popular
performance benchmark for smaller
stocks - generated a 17.75% return
during the 12 months. In contrast, the
Standard & Poor's 500   Index, a
broad measure of U.S. stock
performance, returned 10.35%.
What made the tech rally intriguing
was that investors seemed to discard
the generally accepted notion that stock prices reflect a company's earnings.
Many of these technology stocks rose
despite having no sound earnings
platform - of the 100 top-performing
stocks within the Russell 2000 at the
end of 1999, 43 of the companies
were actually losing money.
Meanwhile, the NASDAQ kept
climbing, crossing the 4000-point mark
between Christmas and New Year's.
Sensing that the Federal Reserve Board
would raise interest rates in early
February, tech stocks sold off
throughout January. Time will tell,
though, if it's only a temporary
obstacle.

(photograph of Steve Petersen)

An interview with Steve Petersen, Portfolio Manager of Fidelity
Equity-Income Fund

Q. HOW DID THE FUND PERFORM, STEVE?

A. For the 12-month period ending January 31, 2000, the fund returned 2.27%, outperforming the 0.73% return of the equity income funds average, as tracked by Lipper Inc. By comparison, the Russell 3000 Value Index returned 2.65% for the same time period.

Q. WHY DID THE FUND'S PERFORMANCE LAG THAT OF THE RUSSELL INDEX, WHILE BEATING ITS PEER GROUP?

A. The Russell 3000 Value Index, which focuses on companies with value characteristics, closely reflects the fund's investment strategy. However, with 7% of the Russell index in technology stocks - typically growth stocks rather than dividend-paying stocks - the fund was unable to identify good candidates within this sector. A huge push in technology performance, particularly during the fourth quarter, helped boost the Russell index. Consequently, the fund's underweighting in technology stocks caused its performance to slightly lag that of the index. On the positive side, the fund was a little more aggressively positioned than many of its peers, holding less fixed income, less cash and slightly larger positions in certain stocks. As a result, the fund outperformed the peer group average.

Q. WHAT WAS YOUR STRATEGY WITHIN THIS CHALLENGING ENVIRONMENT?

A. I continued to follow my long-term strategy, emphasizing companies that pay dividends, show signs of improvement in business fundamentals and have good valuations. Rather than buying high-priced growth stocks, I looked for companies with good earnings growth, restructuring progress, acquisition activity or share buyback programs. Although this approach has worked well for us over time, during the past two years the market focused only on companies that had robust growth, and punished most companies that could not sustain strong earnings growth.

Q. FINANCIAL STOCKS ACCOUNTED FOR A SIGNIFICANT PORTION OF THE FUND'S PORTFOLIO. HOW DID THEY DO?

A. The biggest negative impact on financial stocks during the past 12 months was the Federal Reserve Board's interest-rate increases. In general, rising interest rates are not good for this sector because they tend to cause borrowing activity to slow. We also saw a gradual narrowing between longer-term fixed-income yields and shorter-term yields during the year, which negatively affected many financial stocks. Lending institutions play the spreads, borrowing short-term money - deposits - and lending long-term money - mortgages and installment loans. When spreads narrow, it hurts banks' profitability. Such traditional commercial banks as Bank One and Bank of America and savings and loan institution Washington Mutual performed poorly. Fannie Mae also suffered from the negative investor perception of the overall sector, even though its earnings were on track during the year. On the other hand, financial companies that earned a higher percentage of their revenues from transactions or asset management businesses did well during the year. For example, Citigroup benefited from the transaction activity that strong equity markets brought its Salomon Smith Barney subsidiary. Also on the positive side, American Express benefited from strong consumer spending, strong equity markets boosting its investment advisory business and several successful initiatives, including its new Internet-friendly "Blue" credit card.

Q. WHICH OTHER STOCKS PERFORMED WELL?

A. GE, the fund's largest holding, contributed significantly to overall performance. This company demonstrated consistent earnings growth and did a good job strengthening its various business units. Energy holdings BP Amoco and Royal Dutch Petroleum benefited from rising oil prices.

Q. WHAT ABOUT DISAPPOINTMENTS?

A. In addition to the financial stocks I mentioned earlier, Philip Morris performed poorly, suffering from continued litigation woes that do not appear likely to let up in the near future. I sold some of the fund's position in this stock. Waste Management experienced internal accounting problems earlier in 1999, and its stock fell significantly. I sold this stock from the fund's portfolio.

Q. STEVE, WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS?

A. I'm still cautious. For the past couple of years, the market has narrowed to the point where only technology stocks and certain telecommunications issues are driving its performance. Given that this is a value fund, with more of an emphasis on conservative companies, it will probably continue to face a difficult environment, at least in the short term. The good news is that with technology stocks having done so well for such a long period of time, most other stocks look pretty cheap, and I now have the opportunity to enhance the quality of the fund's portfolio by adding more large, high-quality stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks reasonable income

FUND NUMBER: 023

TRADING SYMBOL: FEQIX

START DATE: May 16, 1966

SIZE: as of January 31,
2000, more than $21.1
billion

MANAGER: Stephen Petersen,
since 1993; manager,
Fidelity Puritan Fund, since
February, 2000; Fidelity
Balanced Fund,
1996-1997; manager,
various institutional accounts,
since 1987; joined Fidelity in
1980

STEVEN PETERSEN ON THE
IMPORTANCE OF MAINTAINING
A CONSISTENT APPROACH IN A
CHALLENGING MARKET:

"One danger in this very narrow
market is changing a fund's
investment approach in response to
a short-term situation. We have
come to recognize that such
market conditions don't last
forever. When the market turns
around, as it has invariably done in
the past, it generally has done so
before anticipated. An example of
this was during the mid-1980s,
when the emergence of the
personal computer produced a
boom in technology, with dozens of
companies manufacturing PCs,
peripherals and components. We
reached a saturation point where
supply outstripped demand, and
this situation lasted for a number
of years. Despite the fact that the
technology business continued to
grow and prosper, stock prices did
not, and many companies' earnings
were unexceptional until the 1990s,
when technology took off once again.
Now the wild rush of commerce in
the Internet and wireless areas, with
companies spending to gear up
and participate in the new
economy, is building on the
amount of capacity that will be
created in the next few years. At
some point capacity will probably
begin to exceed demand, and this
boom may begin to run out of
steam. If and when it does, we'll be
ready."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            4.1                     3.7

Citigroup, Inc.                 3.9                     2.9

Exxon Mobil Corp.               3.4                     1.9

American Express Co.            2.5                     2.5

BP Amoco PLC sponsored ADR      2.4                     2.7

Fannie Mae                      2.3                     2.2

AT&T Corp.                      2.1                     1.8

SBC Communications, Inc.        2.0                     1.0

Bank of New York Co., Inc.      1.8                     1.7

Wells Fargo & Co.               1.6                     1.3

                                26.1                    21.7

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                       MONTHS AGO

FINANCE                         24.5                    24.3

ENERGY                          14.4                    12.8

UTILITIES                       12.0                    12.4

MEDIA & LEISURE                 7.6                     5.9

BASIC INDUSTRIES                7.2                     7.5



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                    AS OF JULY 31, 1999 **

Stocks                          94.2%                       Stocks                              93.6%

Bonds                            0.4%                       Bonds                                0.4%

Convertible Securities           5.4%                       Convertible  Securities              5.1%

Short-Term Investments and                                  Short-Term Investments and
Net Other Assets                 0.0%                       Net Other Assets                     0.9%

* FOREIGN INVESTMENTS            9.0%                       ** FOREIGN INVESTMENTS               9.4%

Row: 1, Col: 1, Value: 94.2                                 Row: 1, Col: 1, Value: 93.59999999999999
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.4                                  Row: 1, Col: 3, Value: 0.4
Row: 1, Col: 4, Value: 0.0                                  Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.4                                  Row: 1, Col: 5, Value: 5.1
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                  Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                  Row: 1, Col: 8, Value: 0.9







INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 94.1%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 3.3%

AEROSPACE & DEFENSE - 3.1%

Boeing Co.                        2,351,600                $ 104,205

Harsco Corp.                      1,120,400                 30,181

Honeywell International, Inc.     4,110,150                 197,287

Rockwell International Corp.      627,400                   31,017

Textron, Inc.                     2,305,400                 137,604

United Technologies Corp.         2,933,700                 155,303

                                                            655,597

SHIP BUILDING & REPAIR - 0.2%

General Dynamics Corp.            1,021,300                 48,129

TOTAL AEROSPACE & DEFENSE                                   703,726

BASIC INDUSTRIES - 6.9%

CHEMICALS & PLASTICS - 2.9%

Arch Chemicals, Inc.              650,350                   10,446

Aventis SA (Germany)              779,894                   40,724

Celanese AG (a)                   301,960                   6,153

CK Witco Corp.                    1,286,024                 15,352

Dexter Corp.                      560,000                   20,825

Dow Chemical Co.                  548,800                   63,935

E. I. du Pont de Nemours and      1,125,185                 66,386
Co.

Eastman Chemical Co.              405,200                   16,157

Engelhard Corp.                   1,112,000                 17,723

Great Lakes Chemical Corp.        2,118,500                 70,175

Hercules, Inc.                    1,762,100                 30,176

Hercules Trust II unit            31,600                    18,881

IMC Global, Inc.                  3,281,500                 53,735

Lyondell Chemical Co.             1,231,700                 13,318

M. A. Hanna Co.                   1,973,300                 22,570

Millennium Chemicals, Inc.        1,541,857                 28,139

Monsanto Co.                      419,700                   14,821

Praxair, Inc.                     897,000                   36,385

Solutia, Inc.                     2,499,300                 34,365

Union Carbide Corp.               754,600                   42,258

                                                            622,524

IRON & STEEL - 0.7%

AK Steel Holding Corp.            1,961,800                 19,863

Allegheny Technologies, Inc.      1,558,350                 32,531

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

Dofasco, Inc.                     1,613,100                $ 30,413

Nucor Corp.                       1,262,700                 62,819

                                                            145,626

METALS & MINING - 1.7%

Alcan Aluminium Ltd.              699,400                   27,098

Alcoa, Inc.                       3,137,688                 218,658

Olin Corp.                        1,430,500                 25,034

Phelps Dodge Corp.                1,112,500                 64,664

Ryerson Tull, Inc. (e)            1,534,295                 29,247

                                                            364,701

PACKAGING & CONTAINERS - 0.4%

American National Can Group,      765,600                   9,187
Inc.

Ball Corp.                        769,745                   27,999

Owens-Illinois, Inc. (a)          1,363,500                 24,969

Tupperware Corp.                  841,200                   13,722

                                                            75,877

PAPER & FOREST PRODUCTS - 1.2%

Bowater, Inc.                     1,597,100                 82,550

Champion International Corp.      1,594,500                 93,278

Georgia-Pacific Corp.             708,100                   28,855

Pentair, Inc.                     474,800                   15,906

Smurfit-Stone Container Corp.     1,512,800                 29,972
(a)

                                                            250,561

TOTAL BASIC INDUSTRIES                                      1,459,289

CONSTRUCTION & REAL ESTATE -
1.6%

BUILDING MATERIALS - 0.4%

Fortune Brands, Inc.              1,612,300                 46,757

Masco Corp.                       2,549,100                 50,823

Water Pik Technologies, Inc.      109,865                   934
(a)

                                                            98,514

ENGINEERING - 0.3%

PerkinElmer, Inc.                 1,190,600                 59,604

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

Alexandria Real Estate            232,800                   6,868
Equities, Inc.

Crescent Real Estate Equities     1,713,400                 30,841
Co.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Duke-Weeks Realty Corp.           868,496                  $ 17,207

Equity Office Properties Trust    1,053,200                 26,922

Equity Residential Properties     1,295,600                 53,767
Trust (SBI)

Public Storage, Inc.              1,219,600                 27,670

Reckson Associates Realty         153,900                   3,040
Corp.

Spieker Properties, Inc.          558,500                   21,712

                                                            188,027

TOTAL CONSTRUCTION & REAL                                   346,145
ESTATE

DURABLES - 2.7%

AUTOS, TIRES, & ACCESSORIES -
1.5%

Eaton Corp.                       931,600                   66,551

Federal-Mogul Corp.               1,007,300                 15,235

Ford Motor Co.                    1,818,200                 90,455

Meritor Automotive, Inc.          1,338,400                 22,418

Navistar International Corp.      774,700                   30,455
(a)

Pep Boys-Manny, Moe & Jack        1,330,600                 9,647

TRW, Inc.                         1,728,100                 75,712

                                                            310,473

CONSUMER DURABLES - 0.6%

Minnesota Mining &                769,100                   72,007
Manufacturing Co.

Snap-On, Inc.                     2,236,600                 60,109

                                                            132,116

CONSUMER ELECTRONICS - 0.1%

Black & Decker Corp.              504,800                   20,224

HOME FURNISHINGS - 0.4%

Newell Rubbermaid, Inc.           2,882,900                 86,487

TEXTILES & APPAREL - 0.1%

Kellwood Co.                      818,000                   14,417

TOTAL DURABLES                                              563,717

ENERGY - 14.2%

ENERGY SERVICES - 1.7%

Baker Hughes, Inc.                3,632,900                 89,460

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Halliburton Co.                   5,257,000                $ 189,252

Schlumberger Ltd.                 1,446,700                 88,339

                                                            367,051

OIL & GAS - 12.5%

Amerada Hess Corp.                1,536,700                 81,733

Anadarko Petroleum Corp.          1,205,100                 39,542

Atlantic Richfield Co.            369,500                   28,452

BP Amoco PLC sponsored ADR        9,327,824                 501,371

Burlington Resources, Inc.        2,382,600                 76,392

Chevron Corp.                     2,559,741                 213,898

Conoco, Inc.:

Class A                           1,478,200                 34,461

Class B                           2,215,349                 52,199

Exxon Mobil Corp.                 8,651,937                 722,437

Kerr-McGee Corp.                  91,600                    5,072

Occidental Petroleum Corp.        3,782,500                 75,177

Royal Dutch Petroleum Co. (NY     4,046,400                 222,805
Shares)

Santa Fe Snyder Corp. (a)         2,674,275                 19,556

Tosco Corp.                       366,700                   9,420

Total Fina SA:

Class B                           899,543                   111,993

sponsored ADR                     4,441,903                 276,508

Ultramar Diamond Shamrock         1,431,600                 31,316
Corp.

Union Pacific Resources           1,296,500                 14,262
Group, Inc.

Unocal Corp.                      986,455                   28,237

USX - Marathon Group              3,318,900                 85,254

                                                            2,630,085

TOTAL ENERGY                                                2,997,136

FINANCE - 24.0%

BANKS - 9.9%

Bank of America Corp.             6,032,317                 292,190

Bank of New York Co., Inc.        9,211,234                 374,206

Bank One Corp.                    3,117,529                 92,941

Chase Manhattan Corp.             4,024,200                 323,697

Comerica, Inc.                    3,201,939                 141,486

FleetBoston Financial Corp.       4,728,596                 148,655

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Mellon Financial Corp.            4,380,500                $ 150,306

National Bank of Canada           5,255,240                 63,448

Toronto Dominion Bank             1,178,000                 29,545

U.S. Bancorp                      4,178,500                 92,710

Wachovia Corp.                    883,900                   56,625

Wells Fargo & Co.                 8,161,168                 326,447

                                                            2,092,256

CREDIT & OTHER FINANCE - 7.9%

American Express Co.              3,155,100                 520,000

Associates First Capital          7,239,824                 144,796
Corp. Class A

Citigroup, Inc.                   14,375,500                825,693

Household International, Inc.     5,092,378                 179,506

                                                            1,669,995

FEDERAL SPONSORED CREDIT - 2.7%

Fannie Mae                        7,985,800                 478,649

Freddie Mac                       1,096,400                 55,026

SLM Holding Corp.                 853,900                   33,249

                                                            566,924

INSURANCE - 1.8%

ACE Ltd.                          2,940,400                 52,008

Conseco, Inc.                     489,600                   7,466

Everest Reinsurance Holdings,     241,800                   6,090
Inc.

Financial Security Assurance      309,134                   17,060
Holdings Ltd.

Hartford Financial Services       3,407,200                 129,900
Group, Inc.

Highlands Insurance Group,        787,590                   6,941
Inc. (a)(e)

PMI Group, Inc.                   378,600                   15,617

Reliastar Financial Corp.         532,757                   15,816

The Chubb Corp.                   279,800                   15,739

Torchmark Corp.                   1,101,500                 27,744

Travelers Property Casualty       1,267,700                 45,954
Corp. Class A

UnumProvident Corp.               1,166,000                 31,191

                                                            371,526

SAVINGS & LOANS - 0.7%

TCF Financial Corp.               1,072,800                 24,607

Washington Mutual, Inc.           5,237,780                 132,909

                                                            157,516

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 1.0%

Franklin Resources, Inc.          1,187,800                $ 42,390

Morgan Stanley Dean Witter &      824,400                   54,617
Co.

Nomura Securities Co. Ltd.        3,138,000                 71,282

Waddell & Reed Financial, Inc.:

Class A                           794,335                   22,936

Class B                           387,946                   10,838

                                                            202,063

TOTAL FINANCE                                               5,060,280

HEALTH - 6.4%

DRUGS & PHARMACEUTICALS - 4.5%

Bristol-Myers Squibb Co.          3,693,800                 243,791

Eli Lilly & Co.                   3,785,100                 253,129

Merck & Co., Inc.                 3,436,300                 270,823

Schering-Plough Corp.             4,276,900                 188,184

                                                            955,927

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Abbott Laboratories               3,027,000                 98,756

Becton, Dickinson & Co.           1,858,000                 48,656

Cardinal Health, Inc.             577,200                   27,597

Johnson & Johnson                 1,217,100                 104,747

                                                            279,756

MEDICAL FACILITIES MANAGEMENT
- 0.6%

Columbia/HCA Healthcare Corp.     4,567,900                 124,761

TOTAL HEALTH                                                1,360,444

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.4%

ELECTRICAL EQUIPMENT - 4.9%

General Electric Co.              6,453,600                 860,739

Loral Space & Communications      634,300                   12,448
Ltd. (a)

Siemens AG                        1,113,100                 150,260

Teledyne Technologies, Inc.       313,899                   2,904
(a)

                                                            1,026,351

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.4%

Caterpillar, Inc.                 981,000                   41,631

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Deere & Co.                       2,594,400                $ 113,343

Ingersoll-Rand Co.                1,283,800                 60,419

ITT Industries, Inc.              349,900                   11,066

Kennametal, Inc.                  990,918                   26,074

Parker-Hannifin Corp.             1,213,300                 52,475

The Stanley Works                 87,900                    2,208

                                                            307,216

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     503,400                   3,241
(a)

Republic Services, Inc. Class     870,100                   10,224
A (a)

                                                            13,465

TOTAL INDUSTRIAL MACHINERY &                                1,347,032
EQUIPMENT

MEDIA & LEISURE - 5.6%

BROADCASTING - 2.6%

CBS Corp. (a)                     3,183,414                 185,633

MediaOne Group, Inc. (a)          1,512,127                 120,214

Time Warner, Inc.                 3,000,536                 239,855

                                                            545,702

ENTERTAINMENT - 1.4%

Fox Entertainment Group, Inc.     892,600                   20,976
Class A (a)

Mandalay Resort Group (a)         961,000                   14,835

Viacom, Inc. Class B              3,520,100                 194,926
(non-vtg.) (a)

Walt Disney Co.                   1,916,500                 69,593

                                                            300,330

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   1,155,600                 21,884

LODGING & GAMING - 0.5%

Mirage Resorts, Inc. (a)          2,102,200                 26,278

Starwood Hotels & Resorts         2,990,900                 71,782
Worldwide, Inc. unit

                                                            98,060

PUBLISHING - 0.5%

Harcourt General, Inc.            849,400                   33,976

Reader's Digest Association,      1,902,300                 71,812
Inc. Class A (non-vtg.)

                                                            105,788

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.5%

McDonald's Corp.                  3,126,200                $ 116,256

TOTAL MEDIA & LEISURE                                       1,188,020

NONDURABLES - 3.2%

BEVERAGES - 0.1%

Brown-Forman Corp. Class B        294,500                   16,474

FOODS - 0.5%

Corn Products International,      856,300                   19,695
Inc.

Hershey Foods Corp.               790,300                   33,588

Nabisco Group Holdings Corp.      1,945,500                 16,780

Nabisco Holdings Corp. Class A    1,569,800                 47,388

                                                            117,451

HOUSEHOLD PRODUCTS - 1.7%

Avon Products, Inc.               1,830,300                 58,226

Clorox Co.                        1,486,400                 70,976

Dial Corp.                        400,700                   6,436

Gillette Co.                      1,540,900                 57,976

Procter & Gamble Co.              630,400                   63,592

Unilever NV                       23,571                    1,062

Unilever NV (NY Shares)           525,714                   24,314

Unilever PLC                      10,757,678                69,252

                                                            351,834

TOBACCO - 0.9%

Philip Morris Companies, Inc.     8,738,700                 182,967

TOTAL NONDURABLES                                           668,726

PRECIOUS METALS - 0.1%

Newmont Mining Corp.              1,280,700                 26,094

RETAIL & WHOLESALE - 2.7%

APPAREL STORES - 1.0%

Charming Shoppes, Inc. (a)        1,334,600                 9,092

Footstar, Inc. (a)(e)             1,130,354                 28,259

Payless ShoeSource, Inc. (a)      778,700                   31,732

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

The Limited, Inc.                 2,669,539                $ 81,921

TJX Companies, Inc.               4,004,146                 65,318

                                                            216,322

GENERAL MERCHANDISE STORES -
1.7%

Ames Department Stores, Inc.      156,800                   3,273
(a)

Consolidated Stores Corp. (a)     2,598,100                 37,023

Federated Department Stores,      2,575,240                 107,194
Inc. (a)

Hudson's Bay Co. (f)              642,800                   6,582

Target Corp.                      1,876,100                 123,940

Wal-Mart Stores, Inc.             1,542,900                 84,474

                                                            362,486

TOTAL RETAIL & WHOLESALE                                    578,808

SERVICES - 1.7%

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   6,900                     97

LEASING & RENTAL - 0.2%

Ryder System, Inc.                1,761,200                 38,856

PRINTING - 0.2%

New England Business Service,     587,800                   11,572
Inc.

R. R. Donnelley & Sons Co.        1,069,400                 23,460

                                                            35,032

SERVICES - 1.3%

ACNielsen Corp. (a)               1,720,733                 35,275

Cendant Corp. (a)                 1,660,300                 33,517

Dun & Bradstreet Corp.            189,300                   4,768

Edperbrascan Corp. Class A        7,136,569                 87,396
(ltd. vtg.)

H&R Block, Inc.                   1,658,100                 71,506

Viad Corp.                        1,966,500                 51,744

                                                            284,206

TOTAL SERVICES                                              358,191

TECHNOLOGY - 3.5%

COMMUNICATIONS EQUIPMENT - 0.0%

Turnstone Systems, Inc.           4,000                     116

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- 0.8%

Litton Industries, Inc. (a)       457,400                  $ 19,411

NCR Corp. (a)                     496,100                   19,100

Unisys Corp. (a)                  4,116,671                 131,219

                                                            169,730

COMPUTERS & OFFICE EQUIPMENT
- 1.2%

Compaq Computer Corp.             3,901,900                 106,815

International Business            1,269,500                 142,422
Machines Corp.

                                                            249,237

ELECTRONIC INSTRUMENTS - 0.1%

Beckman Coulter, Inc.             183,800                   9,615

Sequenom, Inc.                    6,900                     179

Thermo Electron Corp. (a)         1,236,100                 21,400

                                                            31,194

ELECTRONICS - 1.4%

Quantum Effect Devices, Inc.      5,100                     82

Tyco International Ltd.           6,781,440                 289,907

                                                            289,989

TOTAL TECHNOLOGY                                            740,266

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                     680,000                   36,593

Southwest Airlines Co.            219,500                   3,498

                                                            40,091

RAILROADS - 1.1%

Burlington Northern Santa Fe      5,980,900                 143,915
Corp.

CSX Corp.                         1,766,400                 51,667

Union Pacific Corp.               828,400                   33,136

                                                            228,718

TOTAL TRANSPORTATION                                        268,809

UTILITIES - 10.5%

CELLULAR - 0.3%

ALLTEL Corp.                      1,017,300                 67,905

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 2.6%

Allegheny Energy, Inc.            2,456,600                $ 67,403

American Electric Power Co.,      2,031,100                 68,042
Inc.

Cinergy Corp.                     1,083,198                 26,945

CMS Energy Corp.                  889,500                   26,685

Consolidated Edison, Inc.         1,049,050                 34,291

DPL, Inc.                         2,846,675                 54,621

Entergy Corp.                     6,373,700                 158,944

Niagara Mohawk Holdings, Inc.     3,055,600                 38,386
(a)

PG&E Corp.                        3,118,898                 68,421

                                                            543,738

GAS - 0.1%

Sempra Energy                     1,377,551                 25,571

TELEPHONE SERVICES - 7.5%

AT&T Corp.                        8,487,550                 447,718

BCE, Inc.                         89,900                    9,159

Bell Atlantic Corp.               2,706,492                 167,633

BellSouth Corp.                   4,230,401                 199,093

CenturyTel, Inc.                  938,400                   35,894

GTE Corp.                         2,176,600                 159,572

MCI WorldCom, Inc. (a)            2,751,990                 126,420

Pathnet, Inc. warrants            1,040                     10
4/15/08 (a)(f)

SBC Communications, Inc.          9,801,044                 422,670

                                                            1,568,169

TOTAL UTILITIES                                             2,205,383

TOTAL COMMON STOCKS                                         19,872,066
(Cost $14,352,176)

PREFERRED STOCKS - 3.9%



CONVERTIBLE PREFERRED STOCKS
- 3.8%

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.2%

Monsanto Co. $1.625 ACES          939,300                   30,351

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - 0.1%

Georgia-Pacific Corp. $3.75       631,600                  $ 27,278
PEPS

TOTAL BASIC INDUSTRIES                                      57,629

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchangeable     465,300                   3,664
Securities Trust II
(Republic Industries, Inc.)
$1.55 ACES

ENERGY - 0.2%

OIL & GAS - 0.2%

Apache Corp. $2.015 ACES          368,200                   12,542

The Coastal Corp. $1.20 PRIDES    741,500                   15,056

Tosco Financing Trust $2.875      76,600                    3,509
(f)

                                                            31,107

FINANCE - 0.5%

CREDIT & OTHER FINANCE - 0.5%

Federal-Mogul Financing Trust     990,000                   30,443
$3.50

Union Pacific Capital Trust:

$3.125                            823,100                   32,924

$3.125 TIDES (f)                  817,600                   32,704

                                                            96,071

INSURANCE - 0.0%

Conseco, Inc. $3.50 PRIDES        481,100                   10,765

SECURITIES INDUSTRY - 0.0%

Merrill Lynch & Co., Inc.         156,500                   2,817
(IMC Global, Inc.) $2.39
STRYPES

TOTAL FINANCE                                               109,653

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.2%

Loral Space & Communications
Ltd. Series C:

$3.00 (f)                         388,600                   20,790

$3.00                             418,500                   22,390

                                                            43,180

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll Rand Co./Ingersoll      1,126,900                $ 24,244
Rand Finance $1.68 Growth
PRIDES

TOTAL INDUSTRIAL MACHINERY &                                67,424
EQUIPMENT

MEDIA & LEISURE - 1.1%

BROADCASTING - 0.8%

Cox Communications, Inc.:

$2.27 PRIDES                      452,100                   26,730

$6.858 PRIZES                     292,700                   30,221

MediaOne Group, Inc.:

$3.04                             898,000                   46,247

(Vodafone AirTouch PLC) $3.63     528,700                   62,519
PIES

                                                            165,717

ENTERTAINMENT - 0.1%

Premier Parks, Inc. $4.05 PIES    581,100                   31,379

PUBLISHING - 0.2%

Readers Digest Automatic          985,200                   33,497
Common Exchange Trust $1.93
TRACES

Taylor (J.N.) Holdings Ltd.       956,400                   0
9.5%

Tribune Co. (The Learning         24,800                    333
Co., Inc.) $1.75 DECS

                                                            33,830

TOTAL MEDIA & LEISURE                                       230,926

NONDURABLES - 0.3%

BEVERAGES - 0.2%

Seagram Co. Ltd. $3.76 ACES       950,900                   52,418

FOODS - 0.1%

Chiquita Brands
International, Inc.:

Series A, $2.875                  474,500                   8,067

Series B, $3.75                   178,500                   4,284

                                                            12,351

TOTAL NONDURABLES                                           64,769

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

RETAIL & WHOLESALE - 0.1%

GENERAL MERCHANDISE STORES -
0.1%

K mart Financing I $3.875         607,400                  $ 24,865

UTILITIES - 1.0%

ELECTRIC UTILITY - 0.7%

Alliant Energy Resources,         105,400                   7,510
Inc. $4.91 (f)

Houston Industries, Inc.          612,600                   81,629
(Time Warner, Inc.) $3.216
ACES

NiSource, Inc. $3.875 PIES        606,800                   23,210

Texas Utilities Co. $3.90         795,000                   30,562
growth PRIDES

                                                            142,911

GAS - 0.3%

Enron Corp.:

(EOG Resources, Inc.) $1.5575     976,300                   16,536
ACES

Series J, $10.50                  31,800                    58,554

                                                            75,090

TOTAL UTILITIES                                             218,001

TOTAL CONVERTIBLE PREFERRED                                 808,038
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.1%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

California Federal Preferred      63,160                    1,405
Capital Corp. $2.2812

MEDIA & LEISURE - 0.1%

BROADCASTING - 0.1%

CSC Holdings, Inc. 11.125%        44,718                    4,841
pay-in-kind

PUBLISHING - 0.0%

PRIMEDIA, Inc. 8.625%             12,245                    1,059

TOTAL MEDIA & LEISURE                                       5,900

TOTAL NONCONVERTIBLE                                        7,305
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                      815,343
(Cost $764,772)



CORPORATE BONDS - 2.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 1.6%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Liberty Property LP 8.3%          Ba2       $ 1,358                            $ 1,610
7/1/01

DURABLES - 0.1%

CONSUMER ELECTRONICS - 0.1%

Sunbeam Corp. 0% 3/25/18 (f)      Caa2       128,730                            20,919

FINANCE - 0.0%

INSURANCE - 0.0%

Loews Corp. 3.125% 9/15/07        A2         9,210                              7,259

MEDIA & LEISURE - 0.6%

BROADCASTING - 0.1%

Jacor Communications, Inc.
liquid yield option notes:

0% 6/12/11                        Ba3        18,492                             24,792

0% 2/9/18                         Ba3        7,150                              4,676

                                                                                29,468

PUBLISHING - 0.5%

News America Holdings, Inc.       Baa3       99,380                             96,274
liquid yield option notes 0%
3/11/13

TOTAL MEDIA & LEISURE                                                           125,742

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         1,680                              1,210
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.1%

APPAREL STORES - 0.1%

Charming Shoppes, Inc. 7.5%       B2         5,338                              5,445
7/15/06

J. Baker, Inc. 7% 6/1/02          B3         13,300                             10,042

                                                                                15,487

SERVICES - 0.2%

ADT Operations, Inc. liquid       Baa1       19,295                             45,161
yield option notes 0%, 7/6/10

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 0.3%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Softkey International, Inc.       -         $ 29,030                           $ 28,159
5.5% 11/1/00 (f)

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Quantum Corp. 7% 8/1/04           B2         16,080                             12,140

ELECTRONICS - 0.1%

Micron Technology, Inc. 7%        B2         19,377                             22,126
7/1/04

TOTAL TECHNOLOGY                                                                62,425

UTILITIES - 0.3%

CELLULAR - 0.2%

Nextel Communications, Inc.       B1         26,830                             25,556
5.25% 1/15/10 (f)

TELEPHONE SERVICES - 0.1%

Cam-Net Communications            -          4,225                              0
Network, Inc. 11.5% 4/4/00
(c)(h)

Telefonos de Mexico SA de CV      BB         19,710                             24,638
4.25% 6/15/04

TOTAL UTILITIES                                                                 50,194

TOTAL CONVERTIBLE BONDS                                                         330,007

NONCONVERTIBLE BONDS - 0.4%

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Lyondell Chemical Co. 9.875%      Ba3        2,660                              2,627
5/1/07

ENERGY - 0.0%

ENERGY SERVICES - 0.0%

RBF Finance Co. 11.375%           Ba3        3,030                              3,197
3/15/09

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

Macsaver Financial Services,      Ba2        2,000                              1,000
Inc. 7.875% 8/1/03

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Tenet Healthcare Corp. 8.125%     Ba3        3,110                              2,877
12/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

POLLUTION CONTROL - 0.0%

Allied Waste North America,       B2        $ 2,870                            $ 2,497
Inc. 10% 8/1/09

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         2,200                              1,898

9.875% 3/1/07                     B1         4,670                              4,606

Century Communications Corp.      B1         910                                378
Series B, 0% 1/15/08

Charter Communications            B2         2,680                              2,452
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09

Falcon Holding Group              B2         3,630                              2,677
LP/Falcon Funding Corp. 0%
4/15/10 (d)

NTL Communications Corp.          B3         12,950                             13,598
11.5% 10/1/08

Telewest PLC 0% 10/1/07 (d)       B1         3,640                              3,413

                                                                                29,022

ENTERTAINMENT - 0.0%

Regal Cinemas, Inc. 8.875%        Caa1       4,650                              2,930
12/15/10

LODGING & GAMING - 0.0%

HMH Properties, Inc. 7.875%       Ba2        1,670                              1,453
8/1/08

RESTAURANTS - 0.0%

Domino's, Inc. 10.375% 1/15/09    B3         2,020                              1,899

TOTAL MEDIA & LEISURE                                                           35,304

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          B3         1,960                              1,411
Corp. 9% 11/1/06

UTILITIES - 0.2%

CELLULAR - 0.1%

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B1         9,230                              6,530

12% 11/1/08                       B1         4,160                              4,555

                                                                                11,085

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.1%

GST Network Funding, Inc. 0%      -         $ 3,190                            $ 1,786
5/1/08 (d)

ICG Services, Inc. 0% 5/1/08      B3         2,795                              1,523
(d)

Intermedia Communications,        B2         1,540                              1,382
Inc. 8.6% 6/1/08

McLeodUSA, Inc. 9.5% 11/1/08      B1         1,815                              1,779

NEXTLINK Communications, Inc.     B2         5,550                              5,328
9.625% 10/1/07

Pathnet, Inc. 12.25% 4/15/08      -          1,040                              676

Rhythms NetConnections, Inc.      B3         3,330                              3,164
12.75% 4/15/09

Teligent, Inc. 0% 3/1/08 (d)      Caa1       6,110                              3,544

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1       1,280                              1,165

15% 3/1/07                        CCC        1,660                              2,357

                                                                                22,704

TOTAL UTILITIES                                                                 33,789

TOTAL NONCONVERTIBLE BONDS                                                      82,702

TOTAL CORPORATE BONDS                                                           412,709
(Cost $348,939)

COMMERCIAL MORTGAGE
SECURITIES - 0.0%



Bardell Associates Note Trust     -          2,382                              2,530
12.5%, 11/1/08 (h) (Cost
$2,427)



CASH EQUIVALENTS - 0.2%

                               SHARES                     VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,   43,279,200                $ 43,279
5.56% (g) (Cost $43,279)

TOTAL INVESTMENT PORTFOLIO -                               21,145,927
100.2%
(Cost $15,511,593)

NET OTHER ASSETS - (0.2)%                                  (34,599)

NET ASSETS - 100%                                         $ 21,111,328


SECURITY TYPE ABBREVIATIONS

ACES                         -   Automatic Common Exchange
                                 Securities

DECS                         -   Dividend Enhanced Convertible
                                 Stock/Debt Exchangeable for
                                 Common Stock

PEPS                         -   Participating Equity
                                 Preferred Shares/Premium
                                 Exchangeable Participating
                                 Shares

PIES                         -   Premium Income Equity
                                 Securities

PRIDES                       -   Preferred Redeemable
                                 Increased Dividend Equity
                                 Securities

PRIZES                       -   Participating Redeemable
                                 Indexed Zero-Premium
                                 Exchangeable Securities

STRYPES                      -   Structured Yield Product
                                 Exchangeable for Common Stock

TIDES                        -   Term Income Deferred Equity
                                 Securities

TRACES                       -   Trust Automatic Common
                                 Exchange Securities

LEGEND

(a) Non-income producing

(b) S&P(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $145,739,000 or 0.7% of net assets.

(g) The rate quoted is the annualized seven-day yield of the fund at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  ACQUISITION COST (000S)

Bardell Associates  Note      4/19/94           $ 2,420
Trust   12.5%,  11/1/08

Cam-Net   Communications      4/12/96           $ 3,413
Network, Inc.   11.5% 4/4/00

INCOME TAX INFORMATION

At January 31, 2000, the aggregate
cost of investment securities for income tax purposes was $15,517,429,000.
Net unrealized appreciation aggre-
gated $5,628,498,000, of which $7,247,802,000 related to appreciated investment securities and $1,619,304,000 related to depreciated investment securities.

The Fund hereby designates approximately $2,152,723,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                   JANUARY 31, 2000

ASSETS

Investment in securities, at            $ 21,145,927
value (cost $15,511,593) -
See accompanying schedule

Receivable for investments               126,696
sold

Receivable for fund shares               21,135
sold

Dividends receivable                     29,939

Interest receivable                      3,663

Other receivables                        174

 TOTAL ASSETS                            21,327,534

LIABILITIES

Payable to custodian bank      $ 4,999

Payable for investments         61,314
purchased

Payable for fund shares         80,546
redeemed

Accrued management fee          8,711

Notes payable                   13,630

Other payables and accrued      3,727
expenses

Collateral on securities        43,279
loaned, at value

 TOTAL LIABILITIES                       216,206

NET ASSETS                              $ 21,111,328

Net Assets consist of:

Paid in capital                         $ 14,682,977

Undistributed net investment             23,219
income

Accumulated undistributed net            770,905
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              5,634,227
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 414,279                 $ 21,111,328
shares outstanding

NET ASSET VALUE, offering                $50.96
price and redemption price
per share ($21,111,328
(divided by) 414,279 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS              YEAR
                                  ENDED JANUARY 31, 2000

INVESTMENT INCOME                              $ 462,149
Dividends (including $309
received from affiliated
issuers)

Interest                                        31,557

Security lending                                754

 TOTAL INCOME                                   494,460

EXPENSES

Management fee                   $ 113,797

Transfer agent fees               45,592

Accounting and security           1,166
lending fees

Non-interested trustees'          86
compensation

Custodian fees and expenses       697

Registration fees                 171

Audit                             144

Legal                             84

Interest                          116

Miscellaneous                     427

 Total expenses before            162,280
reductions

 Expense reductions               (3,977)       158,303

NET INVESTMENT INCOME                           336,157

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,509,055
(including realized gain
(loss) of $637 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (695)         2,508,360

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (2,260,154)

 Assets and liabilities in        (258)         (2,260,412)
foreign currencies

NET GAIN (LOSS)                                 247,948

NET INCREASE (DECREASE) IN                     $ 584,105
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED JANUARY 31, 2000  YEAR ENDED JANUARY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 336,157                    $ 360,230
income

 Net realized gain (loss)         2,508,360                    1,218,566

 Change in net unrealized         (2,260,412)                  1,066,198
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       584,105                      2,644,994
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (333,394)                    (359,850)
From net investment income

 From net realized gain           (2,055,215)                  (993,948)

 TOTAL DISTRIBUTIONS              (2,388,609)                  (1,353,798)

Share transactions Net            4,570,193                    6,654,024
proceeds from sales of shares

 Reinvestment of distributions    2,319,337                    1,317,537

 Cost of shares redeemed          (7,240,283)                  (7,268,343)

 NET INCREASE (DECREASE) IN       (350,753)                    703,218
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (2,155,257)                  1,994,414
IN NET ASSETS

NET ASSETS

 Beginning of period              23,266,585                   21,272,171

 End of period (including        $ 21,111,328                 $ 23,266,585
undistributed net investment
income of $23,219 and
$20,609, respectively)

OTHER INFORMATION
Shares

 Sold                             79,856                       120,581

 Issued in reinvestment of        43,176                       24,642
distributions

 Redeemed                         (128,249)                    (133,223)

 Net increase (decrease)          (5,217)                      12,000


FINANCIAL HIGHLIGHTS

YEARS ENDED JANUARY 31,          2000      1999      1998      1997      1996

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 55.46   $ 52.20   $ 44.47   $ 39.15   $ 30.89
of period

Income from Investment
Operations

Net investment income             .82 B     .85 B     .94 B     1.01 B    .93

Net realized and unrealized       .63       5.65      9.79      7.17      9.65
gain (loss)

Total from investment             1.45      6.50      10.73     8.18      10.58
operations

Less Distributions

 From net investment income       (.82)     (.85)     (.96)     (1.02)    (.96)

From net realized gain            (5.13)    (2.39)    (2.04)    (1.84)    (1.36)

Total distributions               (5.95)    (3.24)    (3.00)    (2.86)    (2.32)

Net asset value, end of period   $ 50.96   $ 55.46   $ 52.20   $ 44.47   $ 39.15

TOTAL RETURN A                    2.27%     12.79%    24.69%    21.74%    35.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,111  $ 23,267  $ 21,272  $ 15,024  $ 11,010
(in millions)

Ratio of expenses to average      .69%      .67%      .67%      .68%      .68%
net assets

Ratio of expenses to average      .67% C    .66% C    .65% C    .66% C    .67% C
net assets after expense
reductions

Ratio of net investment           1.42%     1.54%     1.90%     2.46%     2.86%
income to average net assets

Portfolio turnover rate           26%       30%       23%       30%       39%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered

2. OPERATING POLICIES - CONTINUED

INTERFUND LENDING PROGRAM - CONTINUED

investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,530,000 or .01% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $6,083,359,000 and $8,428,139,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .48% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $668,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $55,892,000. The weighted average interest rate was 5.67%. Interest expense includes $114,000 paid under the interfund lending program.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $38,734,000. The fund received cash collateral of $43,279,000 which was invested in the cash equivalents.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $11,537,000. The weighted average interest rate was 5.98%. Interest expense includes $2,000 paid under the bank borrowing program.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,484,000 under this arrangement.

In addition, through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $1,493,000 under this arrangement.

9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE      PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Footstar, Inc.                      $ -                $ -             $ -                  $ 28,259

Fremont General Corp.                -                  1,602           -                    -

Highlands Insurance Group,           -                  -               -                    6,941
Inc.

Inland Steel Industries, Inc.        -                  9,301           -                    -

Ryerson Tull, Inc.                   5,411              394             309                  29,247

TOTALS                              $ 5,411            $ 11,297        $ 309                $ 64,447


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at January 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
March 10, 2000

DISTRIBUTIONS


The Board of Trustees of Fidelity Equity-Income Fund voted to pay on March 6, 2000, to shareholders of record at the opening of business on March 3, 2000, a distribution of $1.27 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.20 per share from net investment income.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 74% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Stephen R. Petersen, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann  *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

EQU-ANN-0300  95614
1.471443.102
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
REAL ESTATE INVESTMENT
PORTFOLIO

ANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   14  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  18  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  22  The auditors' opinion.
ACCOUNTANTS

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY REAL ESTATE               0.43%        53.49%        161.60%

S&P 500                            10.35%       225.05%       442.52%

Wilshire Real Estate Securities    -0.64%       54.56%        57.71%

Real Estate Funds Average          -2.26%       52.29%        94.06%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs) - and the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the real estate funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 138 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY REAL ESTATE               0.43%        8.95%         10.09%

S&P 500                            10.35%       26.59%        18.42%

Wilshire Real Estate Securities    -0.64%       9.10%         4.66%

Real Estate Funds Average          -2.26%       8.69%         6.62%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Real Estate                 S&P 500
Wilshire Real Estate
             00303                       SP001
WA005
  1990/01/31      10000.00                    10000.00
   10000.00
  1990/02/28       9936.03                    10129.00
    9996.00
  1990/03/31       9989.34                    10397.42
    9973.01
  1990/04/30       9859.75                    10137.48
    9779.53
  1990/05/31       9816.55                    11125.89
    9736.50
  1990/06/30       9968.17                    11050.23
    9755.00
  1990/07/31      10033.82                    11014.87
    9381.39
  1990/08/31       9322.59                    10019.13
    8285.64
  1990/09/30       8856.76                     9531.20
    7325.33
  1990/10/31       8601.49                     9490.21
    6797.91
  1990/11/30       9145.32                    10103.28
    7074.59
  1990/12/31       9334.81                    10385.16
    6983.32
  1991/01/31      10205.01                    10837.95
    7662.80
  1991/02/28      10521.44                    11612.87
    8113.37
  1991/03/31      11217.34                    11893.90
    8836.27
  1991/04/30      11526.39                    11922.44
    8764.70
  1991/05/31      11801.10                    12437.49
    8900.55
  1991/06/30      11421.32                    11867.86
    8461.76
  1991/07/31      11664.57                    12420.90
    8426.22
  1991/08/31      11722.49                    12715.27
    8324.26
  1991/09/30      12062.58                    12502.93
    8229.36
  1991/10/31      11863.30                    12670.47
    8044.20
  1991/11/30      11746.07                    12159.85
    7777.13
  1991/12/31      12992.96                    13550.93
    8382.20
  1992/01/31      13776.81                    13298.89
    8777.00
  1992/02/29      13479.90                    13471.77
    8755.05
  1992/03/31      13397.27                    13209.07
    8565.95
  1992/04/30      13205.20                    13597.42
    8423.75
  1992/05/31      13601.35                    13664.05
    8457.45
  1992/06/30      13444.86                    13460.45
    8202.88
  1992/07/31      14037.31                    14010.98
    8233.23
  1992/08/31      14073.58                    13723.76
    8108.91
  1992/09/30      14462.22                    13885.70
    8417.04
  1992/10/31      14620.48                    13934.30
    8507.11
  1992/11/30      14888.30                    14409.46
    8580.27
  1992/12/31      15527.78                    14586.70
    9002.42
  1993/01/31      16291.84                    14709.22
    9628.08
  1993/02/28      16686.20                    14909.27
   10094.08
  1993/03/31      17887.88                    15223.86
   10771.40
  1993/04/30      17081.00                    14855.44
   10160.66
  1993/05/31      16869.97                    15253.56
   10001.14
  1993/06/30      17309.11                    15297.80
   10263.17
  1993/07/31      17421.84                    15236.61
   10471.51
  1993/08/31      17697.38                    15814.08
   10689.32
  1993/09/30      18514.62                    15692.31
   11173.54
  1993/10/31      18211.52                    16017.14
   10859.57
  1993/11/30      17150.65                    15864.97
   10386.09
  1993/12/31      17470.55                    16056.94
   10373.63
  1994/01/31      17612.17                    16602.88
   10684.83
  1994/02/28      18474.76                    16152.94
   11121.84
  1994/03/31      17814.00                    15448.67
   10606.90
  1994/04/30      18060.69                    15646.41
   10725.70
  1994/05/31      18450.21                    15903.02
   10948.79
  1994/06/30      17898.93                    15513.39
   10733.10
  1994/07/31      17859.62                    16022.23
   10757.79
  1994/08/31      17781.00                    16679.14
   10750.26
  1994/09/30      17569.57                    16270.50
   10570.73
  1994/10/31      16868.38                    16636.59
   10183.84
  1994/11/30      16273.02                    16030.68
    9785.65
  1994/12/31      17826.65                    16268.42
   10544.04
  1995/01/31      17043.36                    16690.26
   10203.47
  1995/02/28      17313.46                    17340.68
   10522.84
  1995/03/31      17382.01                    17852.40
   10583.87
  1995/04/30      17108.49                    18378.16
   10507.67
  1995/05/31      17737.58                    19112.73
   10855.47
  1995/06/30      18108.18                    19556.72
   11044.35
  1995/07/31      18426.59                    20205.22
   11222.17
  1995/08/31      18800.38                    20255.94
   11359.08
  1995/09/30      19134.61                    21110.74
   11568.09
  1995/10/31      18602.31                    21035.37
   11209.47
  1995/11/30      18700.37                    21958.82
   11326.05
  1995/12/31      19772.56                    22381.75
   11982.96
  1996/01/31      20128.69                    23143.63
   12148.33
  1996/02/29      20199.92                    23358.17
   12388.87
  1996/03/31      20215.31                    23583.11
   12489.22
  1996/04/30      20186.49                    23930.72
   12545.42
  1996/05/31      20604.34                    24547.89
   12825.18
  1996/06/30      20940.34                    24641.42
   13081.68
  1996/07/31      21013.30                    23552.76
   12965.26
  1996/08/31      21932.63                    24049.49
   13516.28
  1996/09/30      22636.90                    25403.00
   13854.19
  1996/10/31      23330.92                    26103.61
   14229.64
  1996/11/30      24423.64                    28076.78
   14820.17
  1996/12/31      26935.18                    27520.58
   16401.48
  1997/01/31      27263.84                    29240.07
   16636.02
  1997/02/28      27353.48                    29469.31
   16646.00
  1997/03/31      27360.16                    28258.42
   16702.60
  1997/04/30      26500.91                    29945.44
   16163.10
  1997/05/31      27254.64                    31768.52
   16644.76
  1997/06/30      28722.74                    33191.75
   17470.34
  1997/07/31      29818.67                    35832.82
   18045.12
  1997/08/31      29636.02                    33825.47
   17911.58
  1997/09/30      32620.16                    35678.09
   19677.67
  1997/10/31      31667.97                    34486.44
   18841.37
  1997/11/30      31882.98                    36082.82
   19220.08
  1997/12/31      32697.15                    36702.36
   19648.68
  1998/01/31      32153.53                    37108.29
   19371.64
  1998/02/28      31561.94                    39784.53
   19123.68
  1998/03/31      32398.47                    41821.90
   19500.42
  1998/04/30      31254.22                    42242.63
   18886.15
  1998/05/31      30845.56                    41516.48
   18704.85
  1998/06/30      30682.43                    43202.88
   18605.71
  1998/07/31      28519.14                    42742.77
   17310.75
  1998/08/31      25827.41                    36563.02
   15512.17
  1998/09/30      27142.49                    38905.24
   16380.85
  1998/10/31      26692.06                    42069.80
   16156.43
  1998/11/30      26975.67                    44619.65
   16460.17
  1998/12/31      26614.42                    47190.63
   16224.79
  1999/01/31      26049.25                    49164.14
   15872.71
  1999/02/28      26203.39                    47636.12
   15747.32
  1999/03/31      25765.46                    49542.04
   15662.28
  1999/04/30      28539.67                    51460.81
   17331.88
  1999/05/31      29163.86                    50245.82
   17623.06
  1999/06/30      28346.13                    53034.46
   17323.47
  1999/07/31      27192.00                    51378.72
   16659.98
  1999/08/31      27034.62                    51124.40
   16410.08
  1999/09/30      25892.89                    49723.08
   15669.98
  1999/10/31      25136.00                    52869.56
   15378.52
  1999/11/30      24907.17                    53944.39
   15137.08
  1999/12/31      26357.53                    57121.72
   15706.23
  2000/01/31      26160.29                    54251.92
   15770.63
IMATRL PRASUN   SHR__CHT 20000131 20000222 102849 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Real Estate Investment Portfolio on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $26,160 - a 161.60% increase on the initial investment. For comparison, look at how both the Wilshire Real Estate Securities Index and Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Wilshire Real Estate Securities Index would have grown to $15,771 - a 57.71% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $54,252 - a 442.52% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Market followers know that every
year is interesting, but the 12 months
that ended January 31, 2000, were
more than interesting. They were
intriguing. Never has a particular
group of stocks led the market's
charge as technology stocks did
during this period. The
technology-oriented NASDAQ
Index returned a startling 57.68%
during this time, fueled mostly by
investors' insatiable appetites for
Internet and dot.com stocks. The
technology burst wasn't limited to
large-cap stocks, either, as scores of
small- and mid-sized tech companies
performed extraordinarily well. The
Russell 2000(Registered trademark) Index - a popular
performance benchmark for smaller
stocks - generated a 17.75% return
during the 12 months. In contrast, the
Standard & Poor's 500   Index, a
broad measure of U.S. stock
performance, returned 10.35%.
What made the tech rally intriguing
was that investors seemed to discard
the generally accepted notion that stock prices reflect a company's earnings.
Many of these technology stocks rose
despite having no sound earnings
platform - of the 100 top-performing
stocks within the Russell 2000 at the
end of 1999, 43 of the companies
were actually losing money.
Meanwhile, the NASDAQ kept
climbing, crossing the 4000-point mark
between Christmas and New Year's.
Sensing that the Federal Reserve Board
would raise interest rates in early
February, tech stocks sold off
throughout January. Time will tell,
though, if it's only a temporary
obstacle.

(photograph of Steve Buller)

An interview with Steve Buller, Portfolio Manager of Fidelity Real Estate Investment Portfolio

Q. HOW DID THE FUND PERFORM, STEVE?

A. It fared relatively well, given the circumstances. For the 12 months that ended January 31, 2000, the fund returned 0.43%. This performance topped both the real estate funds average tracked by Lipper Inc. and the Wilshire Real Estate Securities Index, which returned -2.26% and -0.64%, respectively, during the same period. The Standard & Poor's 500 Index returned 10.35% during this time frame.

Q. WHAT HELPED THE FUND GAIN AN EDGE OVER THE WILSHIRE INDEX AND
LIPPER PEER GROUP DURING THE 12-MONTH PERIOD?

A. Sector selection and timely trading played a big role in our success. Within that framework, owning more of the larger, liquid real estate investment trusts (REITs), which outperformed, served us well. Specifically, having a significant underweighting in retail REITs helped, as this sector grew increasingly troubled over concerns surrounding the impact of electronic commerce. Nearly everything under the retail umbrella suffered, including malls, strip centers and factory outlets. Remaining underexposed to the poorly performing lodging sector also gave us an advantage, as did the fund's overweighted stake in office, industrial and apartment REITs. Finally, I maintained a very low turnover rate, which helped, given the high cost of trading these securities.

Q. WHAT FACTORS CAUSED REITS TO STRUGGLE FOR MUCH OF THE PERIOD?

A. Having characteristics of value and income investments - each of which were shunned during the period - REITs struggled to find solid footing in a tech-dominated environment. Total return expectations in the mid-teens failed to stir investors as they once had. Frankly speaking, real estate is a capital-intensive, not-so-sexy, can't-make-50%-in-a-day industry. Investors made it quite clear during the period that they wanted to be where the action was. Owning real estate stocks for diversification purposes, under normal circumstances, is a sound long-term investment strategy. Regrettably, this traditional diversification strategy is oftentimes ignored in a momentum-driven market.

Q. THERE WERE A COUPLE OF STRONG RALLIES IN THE REIT MARKET DURING THE PERIOD THAT HELPED BUOY PERFORMANCE. WHAT SPURRED THESE MINI
RECOVERIES?

A. Given the relatively small size of the sector, it takes very little to buck a trend. And since REITs were generally oversold, conditions were ripe for a turnaround. The sector needed a catalyst, however. On two separate occasions during the period, famed stock picker Warren Buffett obliged, breathing new life into the REIT market with significant investments in the sector.

Q. HOW DID THE SUBSECTORS OF THE REIT MARKET FARE?

A. Apartment and office REITs benefited from a tighter supply and demand balance spurred by stronger job growth in most major U.S. markets. Industrial REITs climbed modestly on interest in new distribution models stemming from electronic commerce. Supply outstripped demand in lodging, pushing that sector lower.

Q. WHICH HOLDINGS LIFTED FUND RETURNS? WHICH DISAPPOINTED?

A. Office property giant Equity Office benefited from higher rents and occupancy rates in the major business districts, as well as from its success drawing in ancillary revenues (SEE CALLOUT BOX ON PAGE 8). CenterPoint Properties, a leading industrial property company, was rewarded for continually adding value to its customers as well as for its collection of assets. Apartment Investment & Management Co., an operator of diversified apartment communities, also enjoyed a strong period. On the downside, Public Storage - one of the fund's top holdings - slid lower, as earnings estimates for the company came down. Trizec Hahn was plagued by uncertainty over its European retail development program. Duke-Weeks Realty, a diversified REIT, suffered from supply-induced weaknesses.

Q. WHAT'S YOUR OUTLOOK?

A. I feel good about the fund's prospects. Property markets stand poised to further benefit from continued supply and demand equilibrium. There are individual pockets of concern, but nothing that corrective action won't be able to remedy. The sector is still quite compelling on a valuation basis and should benefit if and when a semblance of normalcy returns to the broader equity market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: above-average income
and long-term capital growth
by investing mainly in the
equity securities of
companies in the real estate
industry

FUND NUMBER: 303

TRADING SYMBOL: FRESX

START DATE: November 17,
1986

SIZE: as of January 31,
2000, more than $699
million

MANAGER: Steve Buller, since
1998; associate portfolio
manager, Fidelity Real Estate
Investment Portfolio, 1997-
1998; manager, Fidelity
Select Environmental Services
Portfolio, 1997-1998;
analyst, high income group;
1992-1995;
joined Fidelity in 1992


STEVE BULLER ON
EMERGING TRENDS IN
THE REAL ESTATE MARKET:

"Beginning in 2001, the REIT
Modernization Act signed last
year will allow REITS to engage in
ancillary real-estate business -
that is, anything above and beyond
passive rent collection. This opens
up worlds of possibilities for REITs,
as what was once a pure-play land
grab game should quickly
transform into an exploitation of
what one already owns for a
higher return on investment
capital. Since real estate
companies enjoy the unique
advantage of owning literally the
`last foot,' it's really become a
question of access - in terms of
square footage and customers -
and distribution. And as such,
REITs are presented with
countless ways to create value, or
free equity, that simply weren't
there before. For instance, we
should see everything from
property companies signing deals
with telecommunications and
broadband providers, selling
advertising space everywhere
imaginable, offering cleaning
services, paying for customer
referrals - the list is endless.
We're already seeing evidence of
some of this today with
advertisements infringing on us in
elevators, lobbies, parking garages,
and on and on. It shouldn't surprise
us to see more and more of these
exploitations of ancillary revenue
in the future."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Equity Office Properties Trust    9.6                     7.0

Apartment Investment &            7.3                     6.1
Management Co.  Class A

Public Storage, Inc.              6.6                     7.9

Equity Residential Properties     5.6                     4.7
Trust (SBI)

CenterPoint Properties Trust      4.7                     3.1

Duke-Weeks Realty Corp.           4.5                     5.4

Simon Property Group, Inc.        4.4                     3.6

Crescent Real Estate Equities     4.1                     3.4
Co.

Avalonbay Communities, Inc.       4.1                     3.0

Reckson Associates Realty Corp.   4.0                     4.0

                                  54.9                    48.2

TOP FIVE REIT SECTORS AS OF
JANUARY 31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

REITs - Industrial Buildings      27.9                    22.8

REITs - Office Buildings          26.4                    23.5

REITs - Apartments                20.1                    16.8

REITs - Shopping Centers          6.4                     7.9

REITs - Malls                     5.8                     5.9



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                      AS OF JULY 31, 1999 **

Stocks                          96.4%                         Stocks                             91.1%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 3.6%                         Net Other Assets                    8.9%

* FOREIGN INVESTMENTS            4.4%                         ** FOREIGN INVESTMENTS              4.4%

Row: 1, Col: 1, Value: 96.40000000000001                      Row: 1, Col: 1, Value: 91.09999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.6                                    Row: 1, Col: 8, Value: 8.9





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 96.4%

                                 SHARES                  VALUE (NOTE 1) (000S)

COMMUNICATIONS EQUIPMENT - 0.0%

TELEPHONE & TELEGRAPH
APPARATUS - 0.0%

Turnstone Systems, Inc.           100                    $ 3

EDUCATIONAL SERVICES - 0.0%

SCHOOLS & EDUCATIONAL
SERVICES - 0.0%

SkillSoft Corp.                   200                     3

ELECTRONIC INSTRUMENTS - 0.0%

LABORATORY ANALYTICAL
INSTRUMENTS - 0.0%

Sequenom, Inc.                    200                     5

ELECTRONICS - 0.0%

SEMICONDUCTORS & RELATED
DEVICES - 0.0%

Quantum Effect Devices, Inc.      200                     3

LODGING & GAMING - 2.1%

HOTELS & MOTELS - 2.1%

Starwood Hotels & Resorts         608,283                 14,599
Worldwide, Inc. unit

REAL ESTATE - 5.3%

OPERATORS, NON-RESIDENTAL -
2.5%

Brookfield Properties Corp.       470,800                 4,479

Cadillac Fairvew Corp. (a)        90,000                  2,083

CR Leasing & Development, Inc.:

Class A (d)                       46                      0

Class B (d)                       216                     2

Trizec Hahn Corp. (sub. vtg.)     705,700                 11,254

                                                          17,818

REAL ESTATE, GENERAL - 1.9%

Boardwalk Equities, Inc. (a)      1,966,900               11,839

Boardwalk Equities, Inc.          254,100                 1,530
(a)(c)

                                                          13,369

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

REAL ESTATE - CONTINUED

SUBDIVIDED REAL ESTATE
DEVELOPMENT - 0.9%

Catellus Development Corp. (a)    102,200                $ 1,278

Newhall Land & Farming Co.        167,100                 4,679

                                                          5,957

TOTAL REAL ESTATE                                         37,144

REAL ESTATE INVESTMENT TRUSTS
- 89.0%

REITS - APARTMENTS - 20.1%

Apartment Investment &            1,336,800               50,631
Management Co. Class A

Archstone Communities Trust       12,100                  243

Avalonbay Communities, Inc.       825,404                 28,476

BRE Properties, Inc. Class A      547,800                 12,052

Colonial Properties Trust         137,000                 3,365
(SBI)

Equity Residential Properties     941,762                 39,083
Trust (SBI)

Essex Property Trust, Inc.        105,200                 3,577

Post Properties, Inc.             558                     21

Walden Residential                115,000                 2,588
Properties, Inc.

                                                          140,036

REITS - INDUSTRIAL BUILDINGS
- 27.9%

AMB Property Corp.                859,900                 17,574

CenterPoint Properties Trust      922,900                 32,705

Duke-Weeks Realty Corp.           1,605,134               31,802

First Industrial Realty           70,000                  1,881
Trust, Inc.

Liberty Property Trust (SBI)      829,700                 19,342

ProLogis Trust                    1,011,100               19,274

Public Storage, Inc.              2,041,800               46,324

Spieker Properties, Inc.          672,900                 26,159

                                                          195,061

REITS - MALLS - 5.8%

CBL & Associates Properties,      430,939                 9,077
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

REITS - MALLS - CONTINUED

Crown American Realty Trust       145,000                $ 870

Simon Property Group, Inc.        1,253,300               30,941

                                                          40,888

REITS - MOBILE HOME PARKS -
2.4%

Manufactured Home                 215,500                 5,172
Communities, Inc.

Sun Communities, Inc.             378,600                 11,737

                                                          16,909

REITS - OFFICE BUILDINGS -
26.4%

Boston Properties, Inc.           765,400                 22,962

Crescent Real Estate Equities     1,604,200               28,876
Co.

Crocker Realty, Inc.:

Class A (d)                       1,497                   14

Class B (d)                       1,521,600               13,801

Equity Office Properties Trust    2,641,610               67,524

Mack-Cali Realty Corp.            303,500                 7,720

PS Business Parks, Inc.           207,060                 4,659

PS Business Parks, Inc. (d)       292,934                 6,591

Reckson Associates Realty         1,425,300               28,150
Corp.

SL Green Realty Corp.             213,500                 4,644

                                                          184,941

REITS - SHOPPING CENTERS - 6.4%

Bradley Real Estate, Inc.         278,038                 4,727
(SBI)

Developers Diversified Realty     12,300                  160
Corp.

Kimco Realty Corp.                535,700                 18,883

Realty Income Corp.               88,600                  1,883

Vornado Realty Trust              615,000                 19,257

                                                          44,910

TOTAL REAL ESTATE INVESTMENT                              622,745
TRUSTS

TOTAL COMMON STOCKS                                       674,502
(Cost $593,122)

CASH EQUIVALENTS - 3.4%

                                 SHARES                  VALUE (NOTE 1) (000S)

Taxable Central Cash Fund,        23,576,184             $ 23,576
5.45% (b) (Cost $23,576)

TOTAL INVESTMENT PORTFOLIO -                              698,078
99.8%
(Cost $616,698)

NET OTHER ASSETS - 0.2%                                   1,211

NET ASSETS - 100%                                        $ 699,289


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,530,000 or 0.2% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                        ACQUISITION DATE     ACQUISITION COST (000S)

CR Leasing &   Development,     11/19/97             $ 0
Inc. Class A

CR Leasing &   Development,     11/19/97             $ 2
Inc. Class B

Crocker Realty,   Inc. Class A  11/19/97             $ 15

Crocker Realty,   Inc. Class B  11/19/97 - 12/28/98  $ 15,215

PS Business   Parks, Inc.       5/6/98               $ 6,703

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $617,810,000. Net unrealized appreciation aggregated $80,268,000, of which $114,836,000 related to appreciated investment securities and $34,568,000 related to depreciated investment securities.

At January 31, 2000, the fund had a capital loss carryforward of approximately $52,659,000 all of which will expire on January 31, 2008.

The fund intends to elect to defer to its fiscal year ending January 31, 2001 approximately $4,523,000 of losses recognized during the period November 1, 1999 to January 31, 2000.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)               JANUARY 31, 2000

ASSETS

Investment in securities, at           $ 698,078
value (cost $616,698) -  See
accompanying schedule

Receivable for investments              4,427
sold

Receivable for fund shares              690
sold

Dividends receivable                    1,999

Interest receivable                     92

Other receivables                       162

 TOTAL ASSETS                           705,448

LIABILITIES

Payable to custodian bank      $ 8

Payable for investments         2,680
purchased

Payable for fund shares         2,953
redeemed

Accrued management fee          347

Other payables and accrued      171
expenses

 TOTAL LIABILITIES                      6,159

NET ASSETS                             $ 699,289

Net Assets consist of:

Paid in capital                        $ 674,839

Undistributed net investment            858
income

Accumulated undistributed net           (57,787)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation             81,379
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 47,933 shares          $ 699,289
outstanding

NET ASSET VALUE, offering               $14.59
price and redemption price
per share ($699,289 (divided
by) 47,933 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS          YEAR
                              ENDED JANUARY 31, 2000

INVESTMENT INCOME                           $ 42,093
Dividends

Interest                                     2,226

 TOTAL INCOME                                44,319

EXPENSES

Management fee                   $ 5,216

Transfer agent fees               2,408

Accounting fees and expenses      327

Non-interested trustees'          3
compensation

Custodian fees and expenses       34

Registration fees                 34

Audit                             46

Legal                             4

Miscellaneous                     35

 Total expenses before            8,107
reductions

 Expense reductions               (182)      7,925

NET INVESTMENT INCOME                        36,394

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (26,023)

 Foreign currency transactions    27         (25,996)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (8,498)

 Assets and liabilities in        (1)        (8,499)
foreign currencies

NET GAIN (LOSS)                              (34,495)

NET INCREASE (DECREASE) IN                  $ 1,899
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED JANUARY 31, 2000  YEAR ENDED JANUARY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 36,394                     $ 72,172
income

 Net realized gain (loss)         (25,996)                     (4,110)

 Change in net unrealized         (8,499)                      (429,372)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,899                        (361,310)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (39,916)                     (74,648)
From net investment income

 From net realized gain           -                            (27,019)

 In excess of net realized        -                            (13,599)
gain

 TOTAL DISTRIBUTIONS              (39,916)                     (115,266)

Share transactions Net            166,845                      321,876
proceeds from sales of shares

 Reinvestment of distributions    35,890                       107,713

 Cost of shares redeemed          (550,052)                    (1,349,682)

 NET INCREASE (DECREASE) IN       (347,317)                    (920,093)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   249                          566

  TOTAL INCREASE (DECREASE)       (385,085)                    (1,396,103)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,084,374                    2,480,477

 End of period (including        $ 699,289                    $ 1,084,374
undistributed net investment
income of $858 and $4,446,
respectively)

OTHER INFORMATION
Shares

 Sold                             10,721                       17,819

 Issued in reinvestment of        2,386                        6,222
distributions

 Redeemed                         (36,464)                     (76,071)

 Net increase (decrease)          (23,357)                     (52,030)


FINANCIAL HIGHLIGHTS

YEARS ENDED JANUARY 31,          2000     1999       1998     1997     1996

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 15.21  $ 20.11    $ 18.25  $ 14.13  $ 12.62
of period

Income from Investment
Operations

Net investment income             .62 B    .75 B      .79 B    .86 B    .72

Net realized and unrealized       (.55)    (4.48)     2.41     3.97     1.50
gain (loss)

Total from investment             .07      (3.73)     3.20     4.83     2.22
operations

Less Distributions

 From net investment income       (.69)    (.78)      (.79)    (.72)    (.71)

From net realized gain            -        (.27)      (.56)    -        -

In excess of net realized gain    -        (.13)      -        -        -

Total distributions               (.69)    (1.18)     (1.35)   (.72)    (.71)

Redemption fees added to paid     -        .01        .01      .01      -
 in capital

Net asset value, end of period   $ 14.59  $ 15.21    $ 20.11  $ 18.25  $ 14.13

TOTAL RETURN A                    0.43%    (18.98)%   17.93%   35.45%   18.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 699    $ 1,084    $ 2,480  $ 2,196  $ 731
(in millions)

Ratio of expenses to average      .90%     .89%       .86%     .94%     .99%
net assets

Ratio of expenses to average      .88% C   .86% C     .84% C   .90% C   .95% C
net assets after expense
reductions

Ratio of net investment           4.06%    4.23%      4.06%    5.63%    6.28%
income to average net assets

Portfolio turnover rate           32%      28%        76%      55%      85%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Real Estate Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, partnerships, non-taxable dividends, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign

2. OPERATING POLICIES - CONTINUED

FOREIGN CURRENCY CONTRACTS - CONTINUED

currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $20,408,000 or 2.9% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $274,938,000 and $605,440,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .27% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $123,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $167,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $13,000, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Real Estate Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate Investment Portfolio (a fund of Fidelity Devonshire Trust) at January 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
March 10, 2000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

REA-ANN-0300  95621
1.700141.102

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
UTILITIES
FUND

ANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   14  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  18  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  23  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          24

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY(registered trademark) FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR
A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY UTILITIES                23.80%       207.39%       400.58%

S&P 500                           10.35%       225.05%       442.52%

Russell 3000 Utilities            11.22%       189.54%       343.50%

Utility Funds Average             17.11%       132.16%       260.15%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks - and the Russell 3000(registered trademark) Utilities Index - a market capitalization-weighted index comprised of over 200 utility stocks that are included in the Russell 3000 Index. To measure how the fund's performance stacked up against its peers, you can compare it to the utility funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 100 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY UTILITIES                23.80%       25.18%        17.48%

S&P 500                           10.35%       26.59%        18.42%

Russell 3000 Utilities            11.22%       23.69%        16.06%

Utility Funds Average             17.11%       18.02%        13.41%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Utilities                   S&P 500
Russell 3000 Utilities
             00311                       SP001
RS018
  1990/01/31      10000.00                    10000.00
   10000.00
  1990/02/28      10025.08                    10129.00
   10003.00
  1990/03/31      10016.25                    10397.42
   10227.07
  1990/04/30       9612.16                    10137.48
    9752.53
  1990/05/31      10076.43                    11125.89
   10435.21
  1990/06/30      10119.29                    11050.23
   10146.15
  1990/07/31      10128.02                    11014.87
   10017.30
  1990/08/31       9612.89                    10019.13
    9163.82
  1990/09/30       9761.31                     9531.20
    9310.44
  1990/10/31      10355.87                     9490.21
    9902.59
  1990/11/30      10586.59                    10103.28
   10032.31
  1990/12/31      10729.71                    10385.16
   10154.71
  1991/01/31      10684.20                    10837.95
   10092.76
  1991/02/28      11066.43                    11612.87
   10480.33
  1991/03/31      11197.55                    11893.90
   10718.23
  1991/04/30      11197.55                    11922.44
   10739.67
  1991/05/31      11197.55                    12437.49
   10630.12
  1991/06/30      11113.92                    11867.86
   10555.71
  1991/07/31      11462.11                    12420.90
   10916.71
  1991/08/31      11744.43                    12715.27
   11144.87
  1991/09/30      12116.11                    12502.93
   11376.69
  1991/10/31      12268.75                    12670.47
   11562.13
  1991/11/30      12364.16                    12159.85
   11451.13
  1991/12/31      13002.52                    13550.93
   12309.97
  1992/01/31      12574.93                    13298.89
   11826.18
  1992/02/29      12526.34                    13471.77
   11608.58
  1992/03/31      12380.76                    13209.07
   11562.15
  1992/04/30      12786.85                    13597.42
   12168.00
  1992/05/31      13044.37                    13664.05
   12103.51
  1992/06/30      13173.98                    13460.45
   12247.55
  1992/07/31      13885.81                    14010.98
   13041.19
  1992/08/31      13905.86                    13723.76
   12915.99
  1992/09/30      13946.08                    13885.70
   13081.32
  1992/10/31      13925.80                    13934.30
   13018.53
  1992/11/30      14057.65                    14409.46
   13245.05
  1992/12/31      14419.87                    14586.70
   13811.94
  1993/01/31      14576.72                    14709.22
   14034.31
  1993/02/28      15350.52                    14909.27
   14911.45
  1993/03/31      15763.56                    15223.86
   15243.98
  1993/04/30      15614.95                    14855.44
   15054.95
  1993/05/31      15657.41                    15253.56
   15286.80
  1993/06/30      16394.33                    15297.80
   15938.02
  1993/07/31      16597.78                    15236.61
   16280.68
  1993/08/31      17358.07                    15814.08
   16912.38
  1993/09/30      17368.52                    15692.31
   16763.55
  1993/10/31      17228.19                    16017.14
   16721.64
  1993/11/30      16515.74                    15864.97
   15738.41
  1993/12/31      16670.43                    16056.94
   15793.49
  1994/01/31      17395.23                    16602.88
   15905.62
  1994/02/28      16681.41                    16152.94
   15048.31
  1994/03/31      16050.25                    15448.67
   14550.21
  1994/04/30      16456.58                    15646.41
   14886.32
  1994/05/31      16163.12                    15903.02
   14636.23
  1994/06/30      16035.68                    15513.39
   14432.79
  1994/07/31      16536.44                    16022.23
   14961.03
  1994/08/31      16661.63                    16679.14
   15082.21
  1994/09/30      16216.62                    16270.50
   14760.96
  1994/10/31      16205.14                    16636.59
   14890.86
  1994/11/30      15688.69                    16030.68
   14402.44
  1994/12/31      15789.09                    16268.42
   14510.46
  1995/01/31      16284.76                    16690.26
   15317.24
  1995/02/28      16514.46                    17340.68
   15424.46
  1995/03/31      16601.04                    17852.40
   15336.54
  1995/04/30      17101.14                    18378.16
   15689.28
  1995/05/31      17491.47                    19112.73
   16097.20
  1995/06/30      17605.03                    19556.72
   16415.92
  1995/07/31      18122.47                    20205.22
   16857.51
  1995/08/31      18516.70                    20255.94
   17351.44
  1995/09/30      19372.60                    21110.74
   18500.10
  1995/10/31      19459.64                    21035.37
   18681.40
  1995/11/30      19957.02                    21958.82
   19056.90
  1995/12/31      20624.24                    22381.75
   19920.18
  1996/01/31      20943.30                    23143.63
   20346.15
  1996/02/29      20394.51                    23358.17
   19828.14
  1996/03/31      20233.96                    23583.11
   19554.71
  1996/04/30      20868.70                    23930.72
   19710.54
  1996/05/31      20829.84                    24547.89
   19838.60
  1996/06/30      21313.54                    24641.42
   20251.16
  1996/07/31      20373.81                    23552.76
   18482.63
  1996/08/31      20674.00                    24049.49
   18478.75
  1996/09/30      20907.27                    25403.00
   18631.77
  1996/10/31      21709.38                    26103.61
   19043.79
  1996/11/30      22866.51                    28076.78
   19884.33
  1996/12/31      22983.32                    27520.58
   20186.85
  1997/01/31      23608.54                    29240.07
   20572.42
  1997/02/28      23676.49                    29469.31
   20899.52
  1997/03/31      22683.20                    28258.42
   19685.26
  1997/04/30      23263.40                    29945.44
   19925.42
  1997/05/31      24479.06                    31768.52
   20955.56
  1997/06/30      25071.71                    33191.75
   21624.04
  1997/07/31      25864.33                    35832.82
   22086.80
  1997/08/31      25155.15                    33825.47
   21492.66
  1997/09/30      26940.80                    35678.09
   23175.54
  1997/10/31      27010.77                    34486.44
   23724.80
  1997/11/30      28942.11                    36082.82
   26149.47
  1997/12/31      30245.00                    36702.36
   27577.23
  1998/01/31      30493.67                    37108.29
   28029.50
  1998/02/28      31628.25                    39784.53
   28511.61
  1998/03/31      34072.77                    41821.90
   31111.87
  1998/04/30      33392.90                    42242.63
   30026.06
  1998/05/31      33282.22                    41516.48
   29695.78
  1998/06/30      33804.79                    43202.88
   30616.34
  1998/07/31      33884.18                    42742.77
   31044.97
  1998/08/31      29978.13                    36563.02
   28964.96
  1998/09/30      32809.53                    38905.24
   31861.46
  1998/10/31      34148.70                    42069.80
   33225.13
  1998/11/30      35280.61                    44619.65
   34248.46
  1998/12/31      38876.06                    47190.63
   37952.77
  1999/01/31      40435.80                    49164.14
   39874.44
  1999/02/28      39781.72                    47636.12
   38624.37
  1999/03/31      40267.04                    49542.04
   39380.60
  1999/04/30      42869.51                    51460.81
   41923.52
  1999/05/31      44010.32                    50245.82
   43539.34
  1999/06/30      44849.29                    53034.46
   44716.86
  1999/07/31      44581.37                    51378.72
   44046.55
  1999/08/31      42187.98                    51124.40
   41062.84
  1999/09/30      42615.96                    49723.08
   41863.24
  1999/10/31      45745.54                    52869.56
   44530.97
  1999/11/30      47086.79                    53944.39
   45172.44
  1999/12/31      49274.43                    57121.72
   45109.38
  2000/01/31      50058.38                    54251.92
   44349.74
IMATRL PRASUN   SHR__CHT 20000131 20000211 090335 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Utilities Fund on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $50,058 - a 400.58% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and the Russell 3000 Utilities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 in the S&P 500 Index would have grown to $54,252 - a 442.52% increase. If $10,000 was put in the Russell 3000 Utilities Index, it would have grown to $44,350 - a 343.50% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Market followers know that every
year is interesting, but the 12 months
that ended January 31, 2000, were
more than interesting. They were
intriguing. Never has a particular
group of stocks led the market's
charge as technology stocks did
during this period. The
technology-oriented NASDAQ
Index returned a startling 57.68%
during this time, fueled mostly by
investors' insatiable appetites for
Internet and dot.com stocks. The
technology burst wasn't limited to
large-cap stocks, either, as scores of
small- and mid-sized tech companies
performed extraordinarily well. The
Russell 2000(Registered trademark) Index - a popular
performance benchmark for smaller
stocks - generated a 17.75% return
during the 12 months. In contrast, the
Standard & Poor's 500   Index, a
broad measure of U.S. stock
performance, returned 10.35%.
What made the tech rally intriguing
was that investors seemed to discard
the generally accepted notion that stock prices reflect a company's earnings.
Many of these technology stocks rose
despite having no sound earnings
platform - of the 100 top-performing
stocks within the Russell 2000 at the
end of 1999, 43 of the companies
were actually losing money.
Meanwhile, the NASDAQ kept
climbing, crossing the 4000-point mark
between Christmas and New Year's.
Sensing that the Federal Reserve Board
would raise interest rates in early
February, tech stocks sold off
throughout January. Time will tell,
though, if it's only a temporary
obstacle.

(photograph of Peter Saperstone)

An interview with Peter Saperstone, Portfolio Manager of Fidelity
Utilities Fund

Q. HOW DID THE FUND PERFORM, PETER?

A. Both absolute and relative performance were strong. For the 12 months that ended January 31, 2000, the fund had a total return of 23.80%. By comparison, the Russell 3000 Utilities Index returned 11.22% during the same period, while the utility funds average monitored by Lipper Inc. returned 17.11%.

Q. WHAT FACTORS ENABLED THE FUND TO OUT-
PERFORM THE INDEX AND THE PEER AVERAGE?

A. I overweighted telecommunications stocks and underweighted electric utilities relative to the index. That strategy helped because the telecommunications sector continued to experience strong growth, while electric utilities suffered from weak performance due to higher interest rates and fears of slowing earnings growth as a result of deregulation. Within the telecommunications sector, the fund benefited from a concentration on newer entrants and less emphasis on more established companies. My rationale was that newer companies have more to gain and less to lose from deregulation than established companies like the regional Bell operating companies (RBOCs). Within the electric utilities group, I stressed independent power producers
(IPPs) over traditional electric utilities. IPPs generally have much stronger growth prospects than conventional electric utilities because of their lower overhead and greater flexibility to choose projects with high profit margins, and their performance helped the fund substantially.

Q. WHAT WERE SOME EXAMPLES OF HIGH-GROWTH AREAS IN THE
TELECOMMUNICATIONS MARKETS?

A. One high-growth area for new entrants was the local telephone service market, which until a few years ago was served exclusively by the RBOCs. The new players on the block in that market are called competitive local exchange carriers (CLECs). These companies have far less overhead than the RBOCs, and they have taken away considerable market share by offering extremely competitive service plans and rates. Another area experiencing dramatic growth was the wireless industry - I'll explain more about that in the callout box on page 8. One indication that fledgling companies in these industries are for real is that they have been able to attract top-flight senior management - in many cases from the more established companies against which they are competing.

Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE?

A. The two stocks that contributed most positively to performance were IPPs - Calpine and AES. As investors became aware of the large number of potentially profitable projects coming on line for these two companies, the price-to-earnings ratios considered reasonable for their stocks increased dramatically. In addition, AES was boosted by its acquisition of New Energy Ventures, which investors felt would enhance AES' competitive position. Three wireless stocks also made the list of holdings that performed well - Vodafone AirTouch, Nextel and Sprint PCS. All three benefited from rapidly growing demand as a result of falling prices and new features such as Internet access and voice activation. Finally, a CLEC - McLeodUSA - continued to gain market share and expand its capacity to handle data traffic.

Q. WHAT STOCKS TURNED IN DISAPPOINTING PERFORMANCES?

A. SBC Communications exemplified the poorly performing RBOCs group. Investors shunned the stock as they saw the company's market increasingly penetrated by competitors. The stocks of established long-distance companies AT&T and MCI WorldCom also hurt performance. These two core holdings suffered from slowing growth and eroding market share. Another lackluster performer, electric utility PG&E, was representative of the twin problems facing many companies in that industry during the period - slowing earnings growth and higher interest rates.

Q. WHAT'S YOUR OUTLOOK, PETER?

A. The utilities market - especially the telecommunications industry - should remain one of the premier growth areas of the economy for the foreseeable future. Deregulation and technological innovation are powerful forces benefiting telecommunications companies worldwide. While there may be occasional periods in which values get ahead of themselves, the utilities sector should continue to appreciate faster than the overall market in the long run. I plan to continue my strategy of emphasizing "attackers" over "defenders" for the reasons I mentioned earlier. For now, rising interest rates offer another reason to underweight the RBOCs and traditional electric utilities since those stocks often follow bond prices lower in such an environment.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high total return
through a combination of
current income and capital
appreciation

FUND NUMBER: 311

TRADING SYMBOL: FIUIX

START DATE: November 27,
1987

SIZE: as of January 31,
2000, more than $2.9
billion

MANAGER: Peter Saperstone,
since 1998; manager, several
Fidelity Select Portfolios, 1996-
1998; joined Fidelity in 1995

PETER SAPERSTONE ON
GROWTH PROSPECTS FOR
THE WIRELESS INDUSTRY:

"Several factors are converging to
make wireless (cellular) stocks
particularly attractive to investors
at the moment. First, rapid
technological advances have made
wireless usage convenient and
affordable for the average
consumer, resulting in exploding
demand for wireless products and
services. It's now an everyday
occurrence to see someone using a
cell phone, but personal computers
are still far more prevalent than
cellular phones in the U.S., leaving
lots of room for the industry to
grow.

"Another reason to like the
industry is the appeal of using
wireless products to receive
Internet data traffic. Internet-ready
cellular phones - already being
marketed in Japan and some
other countries - are just being
introduced in the United States.
Initially, the applications will be
mostly text-based, such as receiving
stock quotes. However, in the next
few years we should see video and
multimedia applications for the
wireless Internet market.

"The fund has substantial
investments in wireless service
providers. While most of the fund's
holdings are U.S.-based, it
occasionally has wireless
investments in Latin America,
Asia and Europe."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 2000

                              % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                       MONTHS AGO

MCI WorldCom, Inc.             8.7                      13.4

SBC Communications, Inc.       6.8                      5.4

AT&T Corp.                     6.5                      7.2

AES Corp.                      5.4                      4.5

Vodafone AirTouch PLC          5.3                      5.2
sponsored ADR

Sprint Corp. - PCS Group       5.2                      0.0
Series 1

MediaOne Group, Inc.           4.9                      4.8

BellSouth Corp.                4.8                      3.1

Nokia AB sponsored ADR         4.6                      0.0

Nextel Communications, Inc.    4.5                      0.4
Class A

                               56.7                     44.0

TOP UTILITY INDUSTRIES AS OF
JANUARY 31, 2000

                              % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                       MONTHS AGO

Telephone Services             40.3                     48.8

Cellular                       18.1                     8.0

Electric Utility               14.9                     18.9



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                      AS OF JULY 31, 1999 **

Stocks                          97.7%                         Stocks                              92.3%

Convertible  Securities          0.3%                         Convertible  Securities              0.3%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 2.0%                         Net Other Assets                     7.4%

* FOREIGN  INVESTMENTS          11.7%                         ** FOREIGN INVESTMENTS               7.2%

Row: 1, Col: 1, Value: 97.7                                   Row: 1, Col: 1, Value: 92.3
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.3                                    Row: 1, Col: 4, Value: 0.3
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.0                                    Row: 1, Col: 8, Value: 7.4





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 97.7%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 3.2%

Cordant Technologies, Inc.        978,500                $ 32,352

Howmet International, Inc. (a)    3,317,900               60,966

                                                          93,318

ENERGY - 1.1%

OIL & GAS - 1.1%

The Coastal Corp.                 907,000                 33,446

MEDIA & LEISURE - 6.8%

BROADCASTING - 6.8%

AT&T Corp. - Liberty Media        1,105,906               56,539
Group Class A (a)

MediaOne Group, Inc. (a)          1,849,300               147,019

                                                          203,558

RETAIL & WHOLESALE - 0.2%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Streamline.com, Inc.              750,000                 6,000

TECHNOLOGY - 7.5%

COMMUNICATIONS EQUIPMENT - 4.6%

Nokia AB sponsored ADR            750,000                 137,250

COMPUTER SERVICES & SOFTWARE
- 1.7%

Covad Communications Group,       500,000                 35,375
Inc.

Equant NV (Reg.) (a)              157,900                 16,333

                                                          51,708

ELECTRONICS - 1.2%

Motorola, Inc.                    250,000                 34,188

TOTAL TECHNOLOGY                                          223,146

UTILITIES - 78.9%

CELLULAR - 18.1%

ALLTEL Corp.                      877,700                 58,586

Nextel Communications, Inc.       1,252,600               133,245
Class A (a)

SBA Communications Corp.          822,000                 24,917
Class A

Sprint Corp. - PCS Group          1,397,600               153,823
Series 1 (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Vodafone AirTouch PLC             2,839,500              $ 159,012
sponsored ADR

Western Wireless Corp. Class A    150,000                 8,175

                                                          537,758

ELECTRIC UTILITY - 14.6%

AES Corp. (a)                     2,000,000               160,250

Calpine Corp. (a)                 1,746,800               127,735

Citizens Utilities Co. Class B    458,331                 6,789

CMS Energy Corp.                  1,100,000               33,000

DPL, Inc.                         100,000                 1,919

Entergy Corp.                     800,000                 19,950

Illinova Corp.                    186,100                 8,142

IPALCO Enterprises, Inc.          1,000,000               19,438

Niagara Mohawk Holdings, Inc.     2,375,400               29,841
(a)

Northeast Utilities               323,000                 6,622

PG&E Corp.                        5,900                   129

Unicom Corp.                      530,300                 20,748

                                                          434,563

GAS - 5.9%

Columbia Energy Group             54,200                  3,523

Consolidated Natural Gas Co.      82,800                  5,506

Dynegy, Inc.                      1,406,400               43,598

Enron Corp.                       756,446                 51,013

KeySpan Corp.                     309,800                 7,261

Kinder Morgan, Inc.               2,192,100               57,680

Williams Companies, Inc.          201,440                 7,806

                                                          176,387

TELEPHONE SERVICES - 40.3%

Alaska Communication Systems      780,000                 11,213
Group, Inc.

Allegiance Telecom, Inc. (a)      50,000                  5,269

AT&T Corp.                        3,653,280               192,711

BCE, Inc.                         341,000                 34,741

Bell Atlantic Corp.               695,700                 43,090

BellSouth Corp.                   3,038,800               143,014

CenturyTel, Inc.                  868,300                 33,212

GST Telecommunications, Inc.      250,000                 2,172
(a)

GTE Corp.                         340,300                 24,948

Intermedia Communications,        750,000                 32,250
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

IXnet, Inc.                       1,012,300              $ 36,949

MCI WorldCom, Inc. (a)            5,603,195               257,394

McLeodUSA, Inc. Class A (a)       1,158,600               79,654

NEXTLINK Communications, Inc.     50,000                  4,219
Class A (a)

Primus Telecommunications         315,000                 10,060
Group, Inc. (a)

Qwest Communications              588,950                 23,190
International, Inc. (a)

SBC Communications, Inc.          4,656,134               200,796

TALK.com, Inc. (a)                1,852,700               30,222

TALK.com, Inc. rights 2/28/00     20,000                  0
(a)

U.S. WEST, Inc.                   50,000                  3,325

WinStar Communications, Inc.      400,100                 28,332
(a)

                                                          1,196,761

TOTAL UTILITIES                                           2,345,469

TOTAL COMMON STOCKS                                       2,904,937
(Cost $1,987,014)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



UTILITIES - 0.3%

ELECTRIC UTILITY - 0.3%

Citizens Utilities Trust          141,300                 8,284
$2.50 EPPICS (Cost $7,065)


CASH EQUIVALENTS - 19.0%

                                  SHARES                 VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,    444,134,200             $ 444,134
5.56% (b)

Taxable Central Cash Fund,       121,830,605               121,831
5.45% (b)

TOTAL CASH EQUIVALENTS                                     565,965
(Cost $565,965)

TOTAL INVESTMENT PORTFOLIO -                              3,479,186
117.0%
(Cost $2,560,044)

NET OTHER ASSETS - (17.0)%                                (506,261)

NET ASSETS - 100%                                       $ 2,972,925


SECURITY TYPE ABBREVIATIONS

EPPICS - Equity Providing
         Preferred Income
         Convertible Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America     88.3%

United Kingdom                5.3

Finland                       4.6

Canada                        1.3

Others (individually less     0.5
than 1%)

                            100.0%

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $2,563,631,000. Net unrealized appreciation aggregated $915,555,000, of which $976,783,000 related to appreciated investment securities and $61,228,000 related to depreciated investment securities.

The fund hereby designates approximately $271,338,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                   JANUARY 31, 2000

ASSETS

Investment in securities, at             $ 3,479,186
value (cost $2,560,044) -
See accompanying schedule

Receivable for investments                969
sold

Receivable for fund shares                6,081
sold

Dividends receivable                      3,501

Interest receivable                       470

Other receivables                         114

 TOTAL ASSETS                             3,490,321

LIABILITIES

Payable to custodian bank      $ 88

Payable for investments         63,536
purchased

Payable for fund shares         7,678
redeemed

Accrued management fee          1,384

Other payables and accrued      576
expenses

Collateral on securities        444,134
loaned, at value

 TOTAL LIABILITIES                        517,396

NET ASSETS                               $ 2,972,925

Net Assets consist of:

Paid in capital                          $ 1,922,823

Accumulated undistributed net             130,956
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               919,146
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 113,568                  $ 2,972,925
shares outstanding

NET ASSET VALUE, offering                 $26.18
price and redemption price
per share ($2,972,925
(divided by) 113,568 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS         YEAR
                             ENDED JANUARY 31, 2000

INVESTMENT INCOME                          $ 27,472
Dividends

Interest                                    7,851

Security lending                            384

 TOTAL INCOME                               35,707

EXPENSES

Management fee Basic fee         $ 12,278

 Performance adjustment           2,538

Transfer agent fees               4,416

Accounting and security           754
lending fees

Non-interested trustees'          15
compensation

Custodian fees and expenses       60

Registration fees                 229

Audit                             45

Legal                             9

Miscellaneous                     35

 Total expenses before            20,379
reductions

 Expense reductions               (277)     20,102

NET INVESTMENT INCOME                       15,605

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            313,651

 Foreign currency transactions    (94)      313,557

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            222,634

 Assets and liabilities in        (232)     222,402
foreign currencies

NET GAIN (LOSS)                             535,959

NET INCREASE (DECREASE) IN                 $ 551,564
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED JANUARY 31, 2000  YEAR ENDED JANUARY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 15,605                     $ 29,740
income

 Net realized gain (loss)         313,557                      247,638

 Change in net unrealized         222,402                      259,674
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       551,564                      537,052
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (17,558)                     (29,380)
From net investment income

 From net realized gain           (306,125)                    (111,326)

 TOTAL DISTRIBUTIONS              (323,683)                    (140,706)

Share transactions Net            933,858                      835,843
proceeds from sales of shares

 Reinvestment of distributions    293,170                      126,670

 Cost of shares redeemed          (727,037)                    (852,099)

 NET INCREASE (DECREASE) IN       499,991                      110,414
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       727,872                      506,760
IN NET ASSETS

NET ASSETS

 Beginning of period              2,245,053                    1,738,293

 End of period (including        $ 2,972,925                  $ 2,245,053
undistributed net investment
income of $0 and $2,051,
respectively)

OTHER INFORMATION
Shares

 Sold                             37,713                       39,125

 Issued in reinvestment of        12,247                       5,990
distributions

 Redeemed                         (29,509)                     (40,585)

 Net increase (decrease)          20,451                       4,530


FINANCIAL HIGHLIGHTS

YEARS ENDED JANUARY 31,          2000     1999     1998     1997     1996

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 24.11  $ 19.62  $ 17.37  $ 16.41  $ 13.47
of period

Income from Investment
Operations

Net investment income             .15 B    .35 B    .43 B    .48 B    .54

Net realized and unrealized       5.15     5.78     4.46     1.50     3.22
gain (loss)

Total from investment             5.30     6.13     4.89     1.98     3.76
operations

Less Distributions

 From net investment income       (.18)    (.35)    (.44)    (.48)    (.54)

From net realized gain            (3.05)   (1.29)   (2.20)   (.54)    (.28)

Total distributions               (3.23)   (1.64)   (2.64)   (1.02)   (.82)

Net asset value, end of period   $ 26.18  $ 24.11  $ 19.62  $ 17.37  $ 16.41

TOTAL RETURN A                    23.80%   32.60%   29.16%   12.73%   28.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,973  $ 2,245  $ 1,738  $ 1,280  $ 1,546
(in millions)

Ratio of expenses to average      .80%     .85%     .87%     .84%     .80%
net assets

Ratio of expenses to average      .79% C   .83% C   .85% C   .81% C   .77% C
net assets after expense
reductions

Ratio of net investment           .61%     1.63%    2.34%    2.96%    3.69%
income to average net assets

Portfolio turnover rate           50%      55%      57%      56%      98%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties

2. OPERATING POLICIES - CONTINUED

FOREIGN CURRENCY CONTRACTS - CONTINUED

do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,646,732,000 and $1,205,478,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

to a performance adjustment (up to a maximum of (plus/minus).15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .58% of average net assets after the performance adjustment

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $29,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $445,744,000. The fund received cash collateral of $444,134,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $241,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $32,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                         PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

TALK.com, Inc.                    $ -                $ -             $ -                  $ -


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Utilities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Utilities Fund (a fund of Fidelity Devonshire Trust) at January 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Utilities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
March 10, 2000

DISTRIBUTIONS


The Board of Trustees of Fidelity Utilities Fund voted to pay on March 6, 2000, to shareholders of record at the opening of business on March 3, 2000, a distribution of $.90 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.02 per share from net investment income.

A total of 32% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments
Japan, Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy   *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

UIF-ANN-0300  95627
1.700458.102

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com